UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number : 811-08231

SPIRIT OF AMERICA INVESTMENT FUND, INC.

(Exact name of registrant as specified in charter)

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Address of principal executive offices) (Zip code)

Mr. David Lerner

David Lerner Associates

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-516-390-5565

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

JUNE 30, 2019

Spirit of America Real Estate Income and Growth Fund

Spirit of America Large Cap Value Fund

Spirit of America Municipal Tax Free Bond Fund

Spirit of America Income Fund

Spirit of America Income and Opportunity Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, David Lerner Associates Inc. or from your respective Fund(s). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your Fund(s) electronically by contacting your investment counselor at David Lerner Associates Inc. or, if you hold your shares directly through the Fund(s), by calling Shareholder Services at (800) 452-4892.

You may elect to receive all future reports in paper free of charge. You can inform your respective Fund(s) that you wish to continue receiving paper copies of your shareholder reports by following the instructions included with this document or by contacting your investment counselor at David Lerner Associates Inc. If you hold your shares directly through the Fund(s), you may call Shareholder Services at (800) 452-4892. Your election to receive reports in paper will apply to all funds held within the fund family.

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2019
Residential (REITs)	24.91%	$22,160,053
Specialized (REITs)	24.51%	21,804,707
Industrial (REITs)	10.82%	9,630,014
Office (REITs)	9.06%	8,061,725
Retail (REITs)	8.06%	7,167,955
Hotel & Resort (REITs)	7.90%	7,030,968
Health Care (REITs)	4.17%	3,708,594
Energy	4.06%	3,613,529
Diversified (REITs)	3.26%	2,904,273
Mortgage (REITs)	2.59%	2,300,806
Municipal Bonds	0.22%	191,311
Financials	0.16%	145,800
Real Estate Operating Companies	0.15%	132,510
Money Market	0.07%	63,282
Utilities	0.06%	51,400
Total Investments	100.00%	$88,966,927

Average Annual Total Returns (Unaudited) For the periods ended June 30, 2019
	Six Months	1 Year	5 Year	10 Year	Expense Ratios[3]
Class A Shares - with load	12.98%	4.72%	5.03%	13.57%	1.54%
Class A Shares - no load	19.29%	10.56%	6.18%	14.18%	1.54%
Class C Shares - with load[1]	17.74%	8.75%	5.41%	13.38%	2.24%
Class C Shares - no load[1]	18.74%	9.75%	5.41%	13.38%	2.24%
MSCI US REIT Index[2]	17.77%	11.07%	7.81%	15.55%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Morgan Stanley Capital International (“MSCI”) US REIT Index is an unmanaged index. The MSCI US REIT Index is a free float- adjusted market capitalization weighted index that is comprised of equity Real Estate Investment Trusts (“REITs”) that are included in the MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations. The index represents approximately 85% of the US REIT universe. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[3]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2019. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019, can be found in the financial highlights.

1

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.85 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

2	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2019
Information Technology	31.46%	$31,680,731
Financials	15.14%	15,253,502
Health Care	12.09%	12,181,098
Industrials	11.04%	11,115,974
Consumer Discretionary	6.55%	6,602,127
Communication Services	5.59%	5,635,713
Consumer Staples	5.15%	5,188,397
Real Estate Investment Trusts	4.68%	4,718,051
Energy	4.51%	4,540,800
Utilities	2.18%	2,193,099
Materials	1.60%	1,613,557
Money Market	0.01%	9,429
Total Investments	100.00%	$100,732,478

Average Annual Total Returns (Unaudited) For the periods ended June 30, 2019
	Six Months	1 Year	5 Year	10 Year	Expense Ratios[3]
Class A Shares - with load	11.35%	2.66%	6.29%	10.53%	1.52%
Class A Shares - no load	17.54%	8.34%	7.45%	11.13%	1.52%
Class C Shares - with load[1]	16.09%	6.55%	6.65%	10.33%	2.22%
Class C Shares - no load[1]	17.09%	7.55%	6.65%	10.33%	2.22%
S&P 500 Index[2]	18.54%	10.42%	10.71%	14.70%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 5.25% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[3]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2019. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019, can be found in the financial highlights.

3

SPIRIT OF AMERICA LARGE CAP VALUE FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $1.40 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented in the table above as well as in the Financial Highlights tables.

4	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2019

New York	19.94%	$13,569,474
Connecticut	10.86%	7,396,474
Florida	9.10%	6,194,708
New Jersey	6.62%	4,509,642
Texas	5.06%	3,449,271
Michigan	4.41%	3,001,550
California	4.28%	2,914,206
Pennsylvania	3.89%	2,646,896
Massachusetts	3.55%	2,415,676
Indiana	3.14%	2,135,320
Georgia	2.11%	1,439,233
Rhode Island	2.02%	1,378,341
Washington	1.98%	1,351,332
District of Columbia	1.63%	1,112,489
Puerto Rico	1.56%	1,062,969
Maine	1.45%	988,936
Missouri	1.43%	972,398
Louisiana	1.29%	879,315
New Mexico	1.27%	865,557
Arizona	1.20%	816,615
Nevada	1.20%	814,220
Ohio	1.11%	758,638
Alaska	0.99%	672,441
Wyoming	0.73%	498,527
Virginia	0.73%	495,680
Illinois	0.71%	$485,893
West Virginia	0.66%	452,709
Tennessee	0.62%	423,972
Maryland	0.61%	413,503
South Dakota	0.60%	405,341
Oregon	0.51%	344,490
Kentucky	0.50%	337,642
Utah	0.47%	322,285
Iowa	0.45%	305,445
Nebraska	0.40%	271,810
Oklahoma	0.38%	259,813
Mississippi	0.37%	253,750
Vermont	0.37%	250,493
North Carolina	0.33%	225,433
North Dakota	0.15%	104,633
Colorado	0.15%	101,826
New Hampshire	0.15%	101,205
Virgin Islands	0.15%	100,875
Wisconsin	0.12%	81,859
South Carolina	0.07%	50,178
Hawaii	0.06%	41,738
Kansas	0.05%	35,573
Money Market	0.57%	390,778
Total Investments	100.00%	$68,101,152

5

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

MANAGEMENT DISCUSSION (UNAUDITED) (CONT.)

Average Annual Total Returns (Unaudited) For the periods ended June 30, 2019
					Expense Ratios[3]
	Six Months	1 Year	5 Year	10 Year	Gross	With Applicable Waivers
Class A Shares - with load	(1.42)%	(0.34)%	2.30%	4.62%	1.11%	0.92%
Class A Shares - no load	3.48%	4.59%	3.30%	5.12%	1.11%	0.92%
Class C Shares - with load[1]	2.16%	2.71%	2.37%	4.20%	1.96%	1.77%
Class C Shares - no load[1]	3.16%	3.71%	2.37%	4.20%	1.96%	1.77%
Bloomberg Barclays Municipal Bond Index[2]	5.09%	6.71%	3.64%	4.72%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays Municipal Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[3]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2019. Spirit of America Management Corp. (the “Adviser”), the Fund’s adviser, has contractually agreed to waive advisory fees and/or reimburse expenses under an Operating Expenses Agreement so that the total operating expenses will not exceed 0.90% and 1.75% of the Class A Shares and Class C Shares average daily net assets, respectively, through June 1, 2020. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019, can be found in the financial highlights.

6	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2019
Municipal Bonds	67.30%	$88,100,423
Preferred Stocks	12.56%	16,443,205
Corporate Bonds	10.11%	13,233,159
Common Stocks	9.82%	12,856,464
Collateralized Mortgage Obligations	0.13%	175,754
Money Market	0.08%	104,955
Total Investments	100.00%	$130,913,960

Average Annual Total Returns (Unaudited) For the periods ended June 30, 2019
					Expense Ratios[3]
	Six Months	1 Year	5 Year	10 Year	Gross	With Applicable Waivers
Class A Shares - with load	3.15%	2.42%	3.76%	6.79%	1.13%	1.12%
Class A Shares - no load	8.30%	7.56%	4.78%	7.32%	1.13%	1.12%
Class C Shares - with load[1]	6.89%	5.75%	3.98%	6.51%	1.88%	1.87%
Class C Shares - no load[1]	7.89%	6.75%	3.98%	6.51%	1.88%	1.87%
Bloomberg Barclays U.S. Aggregate Bond Index[2]	6.11%	7.87%	2.95%	3.90%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[3]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2019. Spirit of America Management Corp. (the “Adviser”), the Fund’s adviser, has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.10% and 1.85% of the Class A and Class C average daily net assets of the Fund, respectively, through June 1, 2020. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019, can be found in the financial highlights.

7

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

MANAGEMENT DISCUSSION (UNAUDITED)

Summary of Portfolio Holdings (Unaudited) As of June 30, 2019
Municipal Bonds	51.66%	$12,153,086
Common Stocks	30.59%	7,196,815
Preferred Stocks	11.61%	2,730,943
Money Market Funds	3.13%	735,246
U.S. Government & Agency Obligations	1.63%	383,947
Corporate Bonds	1.38%	324,505
Total Investments	100.00%	$23,524,542

Average Annual Total Returns (Unaudited) For the periods ended June 30, 2019
					Expense Ratios[3]
	Six Months	1 Year	5 Year	Since Inception (July 8, 2013)	Gross	With Applicable Waivers
Class A Shares - with load	4.49%	1.66%	2.18%	3.38%	1.33%	1.27%
Class A Shares - no load	9.65%	6.76%	3.18%	4.22%	1.33%	1.27%
Class C Shares - with load[1]	8.26%	4.86%	2.31%	3.36%	2.08%	2.02%
Class C Shares - no load[1]	9.26%	5.86%	2.31%	3.36%	2.08%	2.02%
Bloomberg Barclays U.S. Aggregate Bond Index[2]	6.11%	7.87%	2.95%	3.30%

The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns, with load, include the 4.75% maximum sales charge for the Class A Shares or the 1.00% maximum deferred sales charge for the Class C Shares.

[1]

Class C Shares commenced operations on March 15, 2016. Prior to March 15, 2016, performance is based on the performance of Class A Shares adjusted for the Class C Shares’ 12b-1 fees and contingent deferred sales charge.

[2]

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index. The performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

[3]

Reflects the expense ratio as disclosed in the Fund’s prospectus dated May 1, 2019. Spirit of America Management Corp. (the “Adviser”), the Fund’s adviser, has contractually agreed to waive advisory fees and/or reimburse expenses of the Fund under an Operating Expenses Agreement so that the total operating expenses will not exceed 1.25% and 2.00% of the Class A and Class C average daily net assets of the Fund, respectively, through June 1, 2020. Additional information pertaining to the Fund’s expense ratios as of June 30, 2019, can be found in the financial highlights.

Fixed Distribution Policy (Unaudited)

The Board of Directors of the Fund has set a fixed distribution policy whereby the Fund will declare semi-annual distributions comprised of income earned, if any, realized long-term capital gains, if any, and to the extent necessary, return of capital, payable as of June 30 and December 31 of each year in the annual aggregate minimum amount of $0.60 per share. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of these distributions. The Fund’s total return based on net asset value is presented on the prior page as well as in the Financial Highlights tables.

8	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS | June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks 96.66%

Diversified REITs 3.26%
American Assets Trust, Inc.	8,400	$395,808
Lexington Realty Trust	2,700	25,407
Liberty Property Trust	9,550	477,882
STORE Capital Corporation	3,780	125,458
VEREIT, Inc.	5,000	45,050
WP Carey, Inc.	22,600	1,834,668
		2,904,273
Energy 4.06%
Cheniere Energy Partners LP	7,100	299,478
Enterprise Products Partners LP	48,677	1,405,305
Exxon Mobil Corporation	750	57,473
Kinder Morgan, Inc.	3,500	73,080
Magellan Midstream Partners LP	8,200	524,800
Marathon Petroleum Corporation	2,109	117,851
MPLX LP	12,386	398,705
Parsley Energy, Inc., Class A(a)	500	9,505
Phillips 66	1,750	163,695
Valero Energy Corporation	2,100	179,781
Western Midstream Partners LP	12,475	383,856
		3,613,529
Health Care REITs 4.17%
Global Medical REIT, Inc.	15,000	157,500
HCP, Inc.	14,018	448,296
Healthcare Trust of America, Inc., Class A	5,000	137,150
Omega Healthcare Investors, Inc.	1,000	36,750
Senior Housing Properties Trust	2,900	23,983
Ventas, Inc.	12,650	864,627
Welltower, Inc.	25,025	2,040,288
		3,708,594
Hotel & Resort REITs 7.19%
Apple Hospitality REIT, Inc.	67,710	1,073,881
Ashford Hospitality Trust, Inc.	14,950	44,401
Braemar Hotels & Resorts, Inc.	17,400	172,260
DiamondRock Hospitality Company	177,947	1,839,972
Hersha Hospitality Trust	20,000	330,800
Pebblebrook Hotel Trust	48,881	1,377,467
RLJ Lodging Trust	68,634	1,217,567
Sotherly Hotels, Inc.	49,000	341,040
		6,397,388
Industrial REITs 10.82%
Prologis, Inc.	93,838	7,516,424
STAG Industrial, Inc.	25,500	771,120
Terreno Realty Corporation	27,375	1,342,470
		9,630,014
Mortgage REITs 2.58%
Blackstone Mortgage Trust, Inc., Class A	28,200	1,003,356
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	15,767	444,314
Starwood Property Trust, Inc.	37,550	853,136
		2,300,806

See accompanying notes which are an integral part of these financial statements.

9

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Office REITs 8.99%
Alexandria Real Estate Equities, Inc.	5,300	$747,777
Boston Properties, Inc.	13,015	1,678,935
City Office REIT, Inc.	106,058	1,271,636
Hudson Pacific Properties, Inc.	46,600	1,550,382
Kilroy Realty Corporation	17,715	1,307,544
SL Green Realty Corporation	14,300	1,149,291
Vornado Realty Trust	4,600	294,860
		8,000,425
Real Estate Operating Companies 0.15%
Brookfield Property Partners, LP	7,000	132,510

Residential REITs 24.76%
American Campus Communities, Inc.	3,650	168,484
Apartment Investment & Management Company, Class A	42,350	2,122,582
AvalonBay Communities, Inc.	13,640	2,771,375
Camden Property Trust	15,350	1,602,386
Equity LifeStyle Properties, Inc.	21,250	2,578,475
Equity Residential	34,815	2,643,155
Essex Property Trust, Inc.	10,036	2,929,809
Mid-America Apartment Communities, Inc.	13,372	1,574,687
Sun Communities, Inc.	26,100	3,345,759
UDR, Inc.	51,131	2,295,271
		22,031,983
Retail REITs 6.73%
Brixmor Property Group, Inc.	24,425	436,719
Federal Realty Investment Trust	11,425	1,471,083
Kimco Realty Corporation	39,819	735,855
Realty Income Corporation	12,330	850,400
Regency Centers Corporation	13,500	900,990
Simon Property Group, Inc.	9,293	1,484,650
Spirit MTA REIT	1,140	9,507
Spirit Realty Capital, Inc.	2,280	97,265
		5,986,469
Specialized REITs 23.95%
American Tower Corporation	2,300	470,235
CoreSite Realty Corporation	33,075	3,809,248
Crown Castle International Corporation	2,100	273,735
CubeSmart	18,000	601,920
CyrusOne, Inc.	42,200	2,435,784
Digital Realty Trust, Inc.	45,106	5,313,036
Equinix, Inc.	5,225	2,634,915
Extra Space Storage, Inc.	13,395	1,421,209
Gaming and Leisure Properties, Inc.	1,000	38,980
Life Storage, Inc.	13,850	1,316,858
QTS Realty Trust, Inc., Class A	64,650	2,985,537
Weyerhaeuser Company	500	13,170
		21,314,627
Total Common Stocks
(Cost $55,354,170)		86,020,618

See accompanying notes which are an integral part of these financial statements.

10	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Preferred Stocks 3.02%

Financial Exchanges & Data 0.16%
Arch Capital Group Ltd., Series E, 5.25%	2,000	$47,900
Arch Capital Group Ltd., Series F, 5.45%	2,000	49,560
Carlyle Group LP (The), Series A, 5.88%	2,000	48,340
		145,800
Hotel & Resort REITs 0.71%
Ashford Hospitality Trust, Inc., Series F, 7.38%	6,000	131,400
Hersha Hospitality Trust, Series D, 6.50%	5,000	119,550
Hersha Hospitality Trust, Series E, 6.50%	5,000	120,350
Pebblebrook Hotel Trust, Series F, 6.30%	2,500	62,700
Sotherly Hotels, Inc., Series B, 8.00%	6,000	149,160
Sotherly Hotels, Inc., Series C, 7.88%	2,000	50,420
		633,580
Office REITs 0.07%
Vornado Realty Trust, Series M, 5.25%	2,500	61,300

Residential REITs 0.14%
American Homes 4 Rent, Series G, 5.88%	2,000	51,300
Bluerock Residential Growth REIT, Inc., Series A, 7.13%	3,000	76,770
		128,070
Retail REITs 1.33%
Federal Realty Investment Trust, Series C, 5.00%	6,500	159,510
Monmouth Real Estate Investment Corporation, Series C, 6.13%	4,000	95,640
National Retail Properties, Inc., Series E, 5.70%	26,364	658,046
National Retail Properties, Inc., Series F, 5.20%	11,000	268,290
		1,181,486
Specialized REITs 0.55%
Digital Realty Trust, Inc., Series I, 6.35%	11,018	287,680
Digital Realty Trust, Inc., Series J, 5.25%	4,000	99,320
QTS Realty Trust, Inc., 7.13%	4,000	103,080
		490,080
Water Utilities 0.06%
Entergy Louisiana LLC, 4.88%	2,000	51,400

Total Preferred Stocks
(Cost $2,682,675)		2,691,716

	Principal Amount
Municipal Bonds 0.22%
Franklin County Convention Facilities Authority, Revenue Bonds, 6.54%, 12/1/2036	$140,000	191,311

Total Municipal Bonds
(Cost $164,216)		191,311

See accompanying notes which are an integral part of these financial statements.

11

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Money Market Funds 0.07%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.25%(b)	63,282	$63,282

Total Money Market Funds
(Cost $63,282)		63,282

Total Investments — 99.97%
(Cost $58,264,343)		88,966,927
Other Assets in Excess of Liabilities — 0.03%		24,749
NET ASSETS — 100.00%		$88,991,676

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

See accompanying notes which are an integral part of these financial statements.

12	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS | June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks 97.99%

Communication Services 5.33%
AT&T, Inc.	18,100	$606,531
CBS Corporation, Class B	3,050	152,195
Comcast Corporation, Class A	30,000	1,268,400
Verizon Communications, Inc.	22,390	1,279,141
Walt Disney Company (The)	14,650	2,045,726
		5,351,993
Consumer Discretionary 6.58%
D.R. Horton, Inc.	7,550	325,631
Home Depot, Inc. (The)	12,738	2,649,122
Lennar Corporation, Class A	5,500	266,530
McDonald’s Corporation	7,930	1,646,744
MGM Resorts International	6,600	188,562
Ross Stores, Inc.	6,000	594,720
Royal Caribbean Cruises Ltd.	600	72,726
Target Corporation	6,000	519,660
TJX Companies, Inc. (The)	6,400	338,432
		6,602,127
Consumer Staples 5.17%
Altria Group, Inc.	13,350	632,122
Coca-Cola Company (The)	10,900	555,028
Colgate-Palmolive Company	2,500	179,175
Conagra Brands, Inc.	7,100	188,292
Constellation Brands, Inc., Class A	150	29,541
Costco Wholesale Corporation	2,951	779,831
Kroger Company (The)	3,000	65,130
Lamb Weston Holdings, Inc.	4,800	304,128
PepsiCo, Inc.	2,400	314,712
Philip Morris International, Inc.	7,350	577,196
Procter & Gamble Company (The)	4,700	515,355
Walmart, Inc.	9,484	1,047,887
		5,188,397
Energy 4.27%
Chevron Corporation	8,260	1,027,874
ConocoPhillips	8,550	521,550
Devon Energy Corporation	3,000	85,560
EOG Resources, Inc.	8,700	810,492
Exxon Mobil Corporation	8,850	678,175
Kinder Morgan, Inc.	1,000	20,880
Marathon Petroleum Corporation	1,579	88,235
Valero Energy Corporation	12,350	1,057,284
		4,290,050
Financials 13.71%
American Express Company	9,750	1,203,540
Bank of America Corporation	45,300	1,313,700
BankUnited, Inc.	15,350	517,909
Blackstone Group, LP (The)	16,700	741,814
Carlyle Group LP (The)	20,950	473,680
Citigroup, Inc.	12,800	896,384
CME Group, Inc.	2,104	408,407
Fifth Third Bancorp	15,400	429,660

See accompanying notes which are an integral part of these financial statements.

13

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Financials (cont.)
Goldman Sachs Group, Inc. (The)	4,215	$862,389
Hartford Financial Services Group, Inc. (The)	15,000	835,800
Huntington Bancshares, Inc.	34,750	480,245
JPMorgan Chase & Company	16,042	1,793,496
KeyCorp	34,575	613,706
Lazard Ltd., Class A	11,575	398,064
M&T Bank Corporation	2,200	374,154
Prudential Financial, Inc.	4,500	454,500
SVB Financial Group(a)	5,003	1,123,624
Travelers Companies, Inc. (The)	1,400	209,328
U.S. Bancorp	12,000	628,800
		13,759,200
Health Care 12.13%
AbbVie, Inc.	5,800	421,776
Allergan plc	3,300	552,519
Amgen, Inc.	3,250	598,910
Bristol-Myers Squibb Company	14,000	634,900
Centene Corporation(a)	7,600	398,544
CVS Health Corporation	2,961	161,345
Edwards LifeSciences Corporation(a)	1,000	184,740
Gilead Sciences, Inc.	5,300	358,068
Humana, Inc.	2,800	742,840
Johnson & Johnson	7,802	1,086,663
McKesson Corporation	2,250	302,377
Medtronic plc	7,469	727,406
Merck & Company, Inc.	13,100	1,098,435
Pfizer, Inc.	16,900	732,108
Quest Diagnostics, Inc.	4,500	458,145
Thermo Fisher Scientific, Inc.	2,700	792,936
UnitedHealth Group, Inc.	9,450	2,305,894
Vertex Pharmaceuticals, Inc.(a)	3,400	623,492
		12,181,098
Industrials 11.07%
3M Company	2,840	492,286
American Airlines Group, Inc.	1,000	32,610
Boeing Company (The)	4,605	1,676,266
Caterpillar, Inc.	10,075	1,373,122
CSX Corporation	23,025	1,781,444
Cummins, Inc.	1,750	299,845
Deere & Company	5,900	977,689
FedEx Corporation	7,185	1,179,705
Honeywell International, Inc.	4,750	829,302
Johnson Controls International plc	8,253	340,931
Masco Corporation	11,500	451,260
United Technologies Corporation	3,500	455,700
Waste Connections, Inc.	12,825	1,225,814
		11,115,974
Information Technology 31.45%
Accenture plc, Class A	6,950	1,284,152
Adobe, Inc.(a)	3,850	1,134,402
Apple, Inc.	19,683	3,895,659
Applied Materials, Inc.	18,970	851,943
Box, Inc., Class A(a)	7,200	126,792

See accompanying notes which are an integral part of these financial statements.

14	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Information Technology (cont.)
Cisco Systems, Inc.	39,150	$2,142,679
Cognizant Technology Solutions Corporation, Class A	6,650	421,543
Corning, Inc.	20,100	667,923
Dell Technologies, Inc., Class C(a)	3,624	184,099
DXC Technology Company	3,528	194,569
Fiserv, Inc.(a)	1,500	136,740
Hewlett Packard Enterprise Company	14,300	213,785
HP, Inc.	27,400	569,646
Intel Corporation	10,840	518,911
International Business Machines Corporation	3,208	442,383
Mastercard, Inc., Class A	7,400	1,957,522
Microchip Technology, Inc.	2,050	177,735
Microsoft Corporation	33,409	4,475,470
NetApp, Inc.	5,600	345,520
NVIDIA Corporation	6,798	1,116,436
Oracle Corporation	32,075	1,827,313
Paychex, Inc.	8,850	728,267
Perspecta, Inc.	764	17,885
QUALCOMM, Inc.	7,570	575,850
Symantec Corporation	26,200	570,112
Texas Instruments, Inc.	15,425	1,770,173
Visa, Inc., Class A	17,800	3,089,190
Workday, Inc., Class A(a)	10,400	2,138,032
		31,574,731
Materials 1.61%
AdvanSix, Inc.(a)	4,448	108,665
CF Industries Holdings, Inc.	7,700	359,667
Corteva, Inc.	7,233	213,880
Dow, Inc.	7,583	373,918
DuPont de Nemours, Inc.	6,894	517,532
International Paper Company	500	21,660
WestRock Company	500	18,235
		1,613,557
Real Estate Investment Trusts (REITs) 4.48%
Alexandria Real Estate Equities, Inc.	1,650	232,799
American Tower Corporation	850	173,783
Apple Hospitality REIT, Inc.	6,550	103,883
Brixmor Property Group, Inc.	11,000	196,680
CoreSite Realty Corporation	550	63,343
Crown Castle International Corporation	1,700	221,595
CyrusOne, Inc.	8,850	510,822
DiamondRock Hospitality Company	7,500	77,550
Digital Realty Trust, Inc.	2,200	259,138
Equinix, Inc.	1,150	579,933
Essex Property Trust, Inc.	300	87,579
Pebblebrook Hotel Trust	1,500	42,270
Prologis, Inc.	6,200	496,620
QTS Realty Trust, Inc., Class A	11,950	551,851
Realty Income Corporation	1,500	103,455
Simon Property Group, Inc.	250	39,940
Sun Communities, Inc.	4,000	512,760

See accompanying notes which are an integral part of these financial statements.

15

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (cont.)
Terreno Realty Corporation	2,500	$122,600
Welltower, Inc.	1,500	122,295
		4,498,896
Utilities 2.19%
AES Corporation	8,000	134,080
American Electric Power Company, Inc.	1,750	154,018
Edison International	1,100	74,151
NextEra Energy, Inc.	5,600	1,147,216
WEC Energy Group, Inc.	8,200	683,634
		2,193,099
Total Common Stocks
(Cost $56,843,743)		98,369,122

Preferred Stocks 2.34%

Energy 0.25%
Callon Petroleum Company, Series A, 10.00%	5,000	250,750

Communication Services 0.28%
Qwest Corporation, 7.00%	2,500	64,900
Telephone & Data Systems, Inc., 7.00%	4,000	100,400
United States Cellular Corporation, 7.25%	2,000	52,520
United States Cellular Corporation, 7.25%	2,500	65,900
		283,720
Financials 1.49%
AGNC Investment Corporation, Series B, 7.75%	6,000	153,480
American Financial Group, Inc., 6.00%	5,300	140,397
Ares Management Corporation, Series A, 7.00%	2,500	66,150
Bank of America Corporation, Series EE, 6.00%	2,500	66,425
Bank of America Corporation, Series GG, 6.00%	4,000	106,960
Bank of America Corporation, Series HH, 5.88%	2,000	52,220
Bank of America Corporation, Series W, 6.63%	2,000	50,920
Capital One Financial Corporation, Series D, 6.70%	2,000	50,940
Carlyle Group LP (The), Series A, 5.88%	3,000	72,510
Charles Schwab Corporation (the), Series C, 6.00%	2,000	52,120
Hancock Holding Company, 5.95%	2,500	64,750
JPMorgan Chase & Co., Series EE, 6.00%	2,000	54,300
KeyCorp, Series G, 5.63%	2,000	52,120
KKR & Company LP, Series B, 6.50%	2,000	53,020
Ladenburg Thalmann Financial Services, Inc., Series A, 8.00%	7,000	169,960
Prospect Capital Corporation, 6.25%	4,000	102,280
Prudential Financial, Inc., 5.63%	2,000	53,000
Torchmark Corporation, 6.13%	5,000	132,750
		1,494,302
Information Technology 0.10%
eBay, Inc., 6.00%	4,000	106,000

See accompanying notes which are an integral part of these financial statements.

16	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Real Estate Investment Trusts 0.22%
Annaly Capital Management, Inc., Series F, 6.95%	2,000	$50,800
Digital Realty Trust, Inc., Series I, 6.35%	2,500	65,275
QTS Realty Trust, Inc., 7.13%	4,000	103,080
		219,155
Total Preferred Stocks
(Cost $2,261,048)		2,353,927

Money Market Funds 0.01%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.25%(b)	9,429	9,429

Total Money Market Funds
(Cost $9,429)		9,429

Total Investments — 100.34%
(Cost $59,114,220)		100,732,478
Liabilities in Excess of Other Assets — (0.34)%		(342,095)
NET ASSETS — 100.00%		$100,390,383

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

See accompanying notes which are an integral part of these financial statements.

17

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Municipal Bonds 98.40%

Alaska 0.98%
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.25%, 12/1/2040	$85,000	$85,201
Alaska Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (OID), Callable 6/1/2021 @ 100, 4.13%, 12/1/2037	85,000	87,240
Northern Tobacco Securitization Corporation, Refunding Revenue Bonds, (OID), 5.00%, 6/1/2032	500,000	500,000
		672,441
Arizona 1.19%
Arizona Health Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2028	100,000	100,227
City of Phoenix, AZ, General Obligation Unlimited, Callable 7/1/2026 @ 100, 5.00%, 7/1/2027	500,000	614,580
State of Arizona Lottery Revenue, Public Improvements Revenue Bonds, (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2028	100,000	101,808
		816,615
California 4.24%
California Educational Facilities Authority, Revenue Bonds, Callable 10/1/2021 @ 100, 6.13%, 10/1/2030	130,000	144,488
California State Public Works Board, Revenue Bonds, Callable 11/1/2026 @ 100, 5.00%, 11/1/2029	600,000	737,142
City of Los Angeles, CA Wastewater System Revenue, Refunding Revenue Bonds, (OID), Callable 6/1/2022 @ 100, 3.38%, 6/1/2029	100,000	104,722
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, Callable 8/1/2019 @ 100, 5.50%, 8/1/2022	250,000	250,972
County of San Bernardino, CA, Refunding Bonds, Certificate of Participation, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2026	50,000	50,168
Los Angeles Community College District, General Obligation Unlimited, Callable 8/1/2026 @ 100, 4.00%, 8/1/2038	500,000	551,615
Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 5/15/2037	145,000	158,355
State of California, General Obligation Unlimited, Callable 8/1/2025 @ 100, 5.00%, 8/1/2029	250,000	299,735
State of California, General Obligation Unlimited, Callable 9/1/2026 @ 100, 4.00%, 9/1/2036	175,000	193,616
State of California, Port, Airport & Marina Improvements, General Obligation Unlimited, (OID), Callable 11/1/2020 @ 100, 5.25%, 11/1/2030	250,000	262,870
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited (OID), Callable 8/1/2019 @ 100, 5.00%, 8/1/2020	20,000	20,062
Washington Township Health Care District, Hospital Improvements, General Obligation Unlimited, (OID), Callable 8/1/2019 @ 100, 5.25%, 8/1/2028	140,000	140,461
		2,914,206
Colorado 0.15%
Colorado Health Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	100,000	101,826

Connecticut 10.75%
City of New Haven, CT, General Obligation Unlimited, Callable 8/15/2026 @ 100, 5.00%, 8/15/2036	230,000	265,112
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, Callable 11/15/2025 @ 100, 3.25%, 11/15/2036	250,000	256,280

See accompanying notes which are an integral part of these financial statements.

18	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Connecticut (cont.)
Connecticut Housing Finance Authority, Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 4.63%, 11/15/2041	$215,000	$222,140
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2021 @ 100, 3.25%, 11/15/2027	150,000	153,110
Connecticut Housing Finance Authority, Refunding Revenue Bonds, Callable 5/15/2022 @ 100, 3.05%, 5/15/2031	200,000	202,934
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2020 @ 100, 4.88%, 11/15/2046	100,000	102,017
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (GO OF AUTH), Callable 5/15/2021 @ 100, 3.35%, 5/15/2028	250,000	255,155
Connecticut Housing Finance Authority, Refunding Revenue Bonds, (OID), Callable 11/15/2021 @ 100, 3.30%, 11/15/2037	250,000	252,153
Connecticut Housing Finance Authority, Revenue Bonds, Callable 5/15/2027 @ 100, 3.40%, 11/15/2037	25,000	25,820
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.88%, 11/15/2038	30,000	30,064
Connecticut Housing Finance Authority, State Single-Family Housing, Revenue Bonds, Callable 5/15/2021 @ 100, 3.50%, 5/15/2031	250,000	254,185
Connecticut State Health & Educational Facility Authority, Healthcare, Hospital, & Nursing Home Improvements, Refunding Revenue Bonds, Callable 7/1/2021 @ 100, 5.00%, 7/1/2032	440,000	467,716
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 4.50%, 7/1/2038	500,000	519,635
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2042	500,000	534,725
Connecticut State Health & Educational Facility Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 4.25%, 7/1/2031	500,000	527,100
Connecticut State Health & Educational Facility Authority, Private Primary Schools, Revenue Bonds, Callable 7/1/2022 @ 100, 4.00%, 7/1/2033	100,000	104,144
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2024 @ 100, 5.00%, 7/1/2034	100,000	112,285
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 5.00%, 7/1/2034	250,000	291,147
Connecticut State Health & Educational Facility Authority, Revenue Bonds, (AGM) OID), Callable 7/1/2021 @ 100, 4.00%, 7/1/2037	250,000	256,147
Connecticut State Health & Educational Facility Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2028	100,000	103,310
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 10/1/2023 @ 100, 5.00%, 10/1/2030	250,000	280,773
State of Connecticut Special Tax Revenue, Highway Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 11/1/2022	100,000	104,657
State of Connecticut Special Tax Revenue, Public Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 5.00%, 1/1/2028	445,000	493,879
State of Connecticut, General Obligation Unlimited, Callable 4/15/2022 @ 100, 5.00%, 6/15/2024	250,000	289,632
State of Connecticut, General Obligation Unlimited, Callable 4/15/2027 @ 100, 5.00%, 4/15/2032	500,000	595,160
State of Connecticut, General Obligation Unlimited, 5.00%, 11/1/2020	100,000	104,836
State of Connecticut, Public Improvements, General Obligation Unlimited, Callable 4/15/2022 @ 100, 4.00%, 4/15/2032	250,000	261,577
University of Connecticut, University & College Improvements, Revenue Bonds, Callable 2/15/2024 @ 100, 5.00%, 2/15/2034	250,000	279,785

See accompanying notes which are an integral part of these financial statements.

19

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Connecticut (cont.)
University of Connecticut, University & College Improvements, Revenue Bonds, (GO OF UNIVERSITY), Callable 2/15/2020 @ 100, 5.00%, 2/15/2028	$50,000	$50,996
		7,396,474
District of Columbia 1.62%
District of Columbia Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (Fannie Mae), 4.45%, 6/15/2031	320,000	342,186
District of Columbia Housing Finance Agency, State Single-Family Housing, Revenue Bonds, (Fannie Mae), Callable 12/1/2021 @ 100, 4.90%, 6/1/2040	280,000	298,312
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2034	150,000	177,644
District of Columbia Water & Sewer Authority, Revenue Bonds, Callable 4/1/2026 @ 100, 5.00%, 10/1/2036	250,000	294,347
		1,112,489
Florida 9.00%
Central Florida Expressway Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 4.00%, 7/1/2035	150,000	166,136
Citizens Property Insurance Corporation, Miscellaneous Purposes, Revenue Bonds, 4.75%, 6/1/2020	150,000	154,574
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2035	105,000	108,947
City of Miami, FL, Parking Facility Improvements, Revenue Bonds, (AGM) (OID), Callable 7/1/2020 @ 100, 5.25%, 7/1/2039	125,000	129,610
City of Orlando, FL, Public Improvements, Revenue Bonds, Callable 10/1/2024 @ 100, 5.00%, 10/1/2046	1,000,000	1,153,560
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 8/15/2020 @ 100, 5.75%, 8/15/2029	160,000	166,840
Escambia County Health Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2020 @ 100, 5.50%, 8/15/2024	250,000	260,625
Florida Gulf Coast University Financing Corporation, University & College Improvements, Revenue Bonds, Callable 2/1/2021 @ 100, 5.00%, 2/1/2028	100,000	105,183
Florida Higher Educational Facilities Financial Authority, University & College Improvements, Refunding Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 6.00%, 4/1/2026	130,000	139,196
Florida Housing Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 7/1/2019 @ 100, 5.00%, 7/1/2039	55,000	55,046
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.50%, 10/1/2041	100,000	108,229
Florida Municipal Loan Council, Water Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2021 @ 100, 5.25%, 10/1/2033	100,000	107,704
FSU Financial Assistance, Inc., State Single-Family Housing, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 5.00%, 10/1/2030	500,000	547,830
Greater Orlando Aviation Authority, Port, Airport & Marina Improvements, Revenue Bonds, Callable 10/1/2020 @ 100, 5.00%, 10/1/2025	200,000	209,526
Hillsborough County Industrial Development Authority, School Improvements, Revenue Bonds, 5.13%, 5/15/2037	210,000	210,128
JEA Water & Sewer System Revenue, Revenue Bonds, (OID), 3.88%, 10/1/2037	250,000	250,200
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), 5.25%, 10/1/2030	35,000	36,704
Miami-Dade County Aviation Revenue, Revenue Bonds, (OID), Callable 10/1/2020 @ 100, 5.25%, 10/1/2030	115,000	120,452
Miami-Dade County Educational Facilities Authority, University & College Improvements, Revenue Bonds, (AMBAC), 5.25%, 4/1/2031	260,000	332,514

See accompanying notes which are an integral part of these financial statements.

20	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Florida (cont.)
North Sumter County Utility Dependent District, Water & Utility Improvements, Revenue Bonds, (AGM) (OID), Callable 10/1/2020 @ 100, 5.38%, 10/1/2040	$400,000	$418,964
Orange County Health Facilities Authority, Hospital Improvements, Revenue Bonds, 5.25%, 10/1/2019	160,000	161,555
Palm Beach County School District, Refunding Bonds, Certificate of Participation, 5.00%, 8/1/2024	45,000	48,455
School Board of Miami-Dade County/The, Certificate of Participation, Callable 2/1/2026 @ 100, 4.00%, 2/1/2033	1,000,000	1,093,790
Tampa-Hillsborough County Expressway Authority, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2037	100,000	108,940
		6,194,708
Georgia 2.09%
Albany-Dougherty Inner City Authority, University & College Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2035	250,000	257,770
Albany-Dougherty Payroll Development Authority, University & College Improvements, Revenue Bonds, (AGM) (OID), Callable 6/15/2020 @ 100, 5.50%, 6/15/2036	325,000	336,430
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), Callable 11/1/2019 @ 100, 5.38%, 11/1/2039	85,000	86,108
City of Atlanta, GA Water and Wastewater Revenue, Revenue Bonds, (AGM) (OID), 5.38%, 11/1/2039	165,000	167,213
Fulton County Development Authority, Refunding Revenue Bonds, 5.00%, 10/1/2022	150,000	165,746
Fulton County Development Authority, Refunding Revenue Bonds, (OID), Callable 10/1/2022 @ 100, 4.25%, 10/1/2037	100,000	105,053
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2031	50,000	53,493
Fulton County Development Authority, University & College Improvements, Revenue Bonds, (OID), Callable 4/1/2021 @ 100, 5.75%, 10/1/2041	250,000	267,420
		1,439,233
Hawaii 0.06%
Hawai’i Pacific Health, Hospital Improvements, Revenue Bonds, (OID), 5.75%, 7/1/2040	40,000	41,738

Illinois 0.71%
Illinois Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 8/15/2021 @ 100, 5.88%, 8/15/2034	100,000	107,876
Railsplitter Tobacco Settlement Authority, Public Improvements, Revenue Bonds, (OID), 6.00%, 6/1/2028	250,000	271,887
University of Illinois, University & College Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2031	100,000	106,130
		485,893
Indiana 3.10%
Town of Munster, IN, Public Improvements, Tax Allocation Bonds, (OID), Callable 7/15/2021 @ 100, 5.13%, 1/15/2031	2,000,000	2,135,320

Iowa 0.44%
State of Iowa, Revenue Bonds, Callable 6/1/2026 @ 100, 5.00%, 6/1/2027	250,000	305,445

Kansas 0.05%
Kansas Development Finance Authority, Revenue Bonds, Callable 1/1/2020 @ 100, 5.00%, 1/1/2035	35,000	35,573

See accompanying notes which are an integral part of these financial statements.

21

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Kentucky 0.49%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 5.00%, 9/1/2023	$325,000	$337,642

Louisiana 1.28%
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 5.00%, 2/1/2035	100,000	110,440
Louisiana Local Government Environmental Facilities & Community Development Authority, Sewer Improvements, Revenue Bonds, Callable 2/1/2023 @ 100, 4.00%, 2/1/2048	500,000	518,875
Louisiana Public Facilities Authority Refunding Revenue Bonds, (OID), 6.00%, 7/1/2029	250,000	250,000
		879,315
Maine 1.44%
Maine Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (OID), Callable 7/1/2022 @ 100, 3.63%, 7/1/2041	500,000	510,335
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.45%, 11/15/2032	100,000	102,986
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 3.60%, 11/15/2036	100,000	102,598
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2022 @ 100, 4.50%, 11/15/2037	105,000	109,939
Maine State Housing Authority, State Single-Family Housing, Revenue Bonds, Callable 11/15/2024 @ 100, 3.75%, 11/15/2044	100,000	103,218
Maine Turnpike Authority, Refunding Revenue Bonds, Callable 11/15/2022 @ 100, 5.00%, 7/1/2026	50,000	59,860
		988,936
Maryland 0.60%
Maryland Health & Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, (OID), 4.63%, 5/15/2035	60,000	61,724
Montgomery County Housing Opportunities Commission, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 1/1/2022 @ 100, 3.63%, 7/1/2033	345,000	351,779
		413,503
Massachusetts 3.51%
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.20%, 1/1/2027	55,000	55,796
Massachusetts Educational Financing Authority, Refunding Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 5.25%, 1/1/2029	20,000	20,290
Massachusetts Health & Educational Facilities Authority, Healthcare, Hospital & Nursing Home Improvements, Refunding Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2030	130,000	134,575
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 6/1/2026 @ 100, 3.15%, 12/1/2026	120,000	128,476
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.75%, 12/1/2037	250,000	262,860
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2025 @ 100, 3.25%, 12/1/2036	575,000	585,402
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.25%, 12/1/2032	250,000	259,500
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2027 @ 100, 3.25%, 12/1/2032	200,000	208,210
Massachusetts Housing Finance Agency, Revenue Bonds, Callable 12/1/2026 @ 100, 3.55%, 12/1/2037	250,000	258,880

See accompanying notes which are an integral part of these financial statements.

22	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Massachusetts (cont.)
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 4.85%, 12/1/2029	$100,000	$100,087
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, 5.13%, 12/1/2039	100,000	100,097
Massachusetts Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (FHA) (INS), Callable 6/1/2020 @ 100, 5.25%, 12/1/2035	175,000	180,798
Massachusetts School Building Authority, Revenue Bonds, Callable 8/15/2025 @ 100, 5.00%, 8/15/2026	100,000	120,705
		2,415,676
Michigan 4.36%
Michigan Public Educational Facilities Authority, School Improvements, Refunding Revenue Bonds, 6.00%, 12/1/2035	500,000	500,110
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.38%, 10/15/2036	100,000	108,018
Michigan State Building Authority, Refunding Revenue Bonds, (OID), Callable 10/15/2021 @ 100, 5.20%, 10/15/2031	750,000	807,907
Michigan State Housing Development Authority, State Multi-Family Housing, Revenue Bonds, (GO OF AUTH), Callable 4/1/2022 @ 100, 4.50%, 10/1/2036	710,000	738,237
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes, Revenue Bonds, OID), 6.00%, 6/1/2048	595,000	595,018
Michigan Tobacco Settlement Finance Authority, Refunding Revenue Bonds, 6.88%, 6/1/2042	250,000	252,260
		3,001,550
Mississippi 0.37%
Mississippi Hospital Equipment & Facilities Authority, Refunding Revenue Bonds, Callable 1/1/2020 @ 100, 5.25%, 1/1/2030	250,000	253,750

Missouri 1.41%
Hanley Road Corridor Transportation Development District, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 5.88%, 10/1/2036	275,000	277,164
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 3.75%, 11/15/2039	100,000	102,712
Health & Educational Facilities Authority of the State of Missouri, Healthcare, Hospital & Nursing Home Improvements, Revenue Bonds, (OID), Callable 11/15/2022 @ 100, 4.00%, 11/15/2045	500,000	527,240
Missouri Housing Development Commission, State Single-Family Housing Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 9/1/2019 @ 100, 4.70%, 3/1/2035	65,000	65,282
		972,398
Nebraska 0.40%
Nebraska Public Power District, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2022 @ 100, 5.00%, 1/1/2025	250,000	271,810

Nevada 1.18%
City of Reno, NV, Revenue Bonds, (AMBAC) (OID), Callable 6/1/2020 @ 100, 5.50%, 6/1/2028	5,000	5,013
Nevada Housing Division, State Single-Family Housing, Revenue Bonds, (Ginnie Mae), Callable 4/1/2020 @ 100, 4.40%, 4/1/2027	10,000	10,045
Nevada System of Higher Education, Certification of Participation, Callable 7/1/2026 @ 100, 4.00%, 7/1/2027	700,000	799,162
		814,220

See accompanying notes which are an integral part of these financial statements.

23

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
New Hampshire 0.15%
New Hampshire Health and Education Facilities Authority Act, Refunding Revenue Bonds, (FHA), 6.25%, 4/1/2026	$100,000	$101,205

New Jersey 6.55%
Borough of Seaside Heights, NJ, General Obligation Unlimited, Callable 4/1/2025 @ 100, 4.00%, 4/1/2026	125,000	138,476
Essex County Improvement Authority, Public Improvements, Revenue Bonds, (AGM) (OID), 5.75%, 11/1/2030	250,000	264,280
Hudson County Improvement Authority, Refunding Revenue Bonds, (AGM), 5.40%, 10/1/2025	150,000	184,512
New Jersey Economic Development Authority, Refunding Revenue Bonds, (State Appropriation) (OID), Callable 3/1/2021 @ 100, 5.25%, 9/1/2026	420,000	444,633
New Jersey Economic Development Authority, School Improvements, Refunding Revenue Bonds, Callable 3/1/2023 @ 100, 5.00%, 3/1/2031	300,000	324,354
New Jersey Economic Development Authority, School Improvements, Revenue Bonds, Callable 6/15/2020 @ 100, 5.00%, 12/15/2032	100,000	102,431
New Jersey Economic Development Authority, University & College Improvements, Revenue Bonds, Callable 6/15/2023 @ 100, 5.00%, 6/15/2030	250,000	280,428
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), Callable 7/1/2019 @ 100, 5.00%, 7/1/2027	15,000	15,045
New Jersey Health Care Facilities Financing Authority, Revenue Bonds, (OID), 6.00%, 7/1/2037	200,000	218,472
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2028	115,000	116,690
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 5.25%, 12/1/2032	100,000	101,414
New Jersey Higher Education Student Assistance Authority, Refunding Revenue Bonds, Callable 12/1/2020 @ 100, 5.00%, 12/1/2036	65,000	67,929
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.50%, 11/1/2036	500,000	516,810
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Callable 11/1/2025 @ 100, 3.90%, 11/1/2050	175,000	181,228
New Jersey Transportation Trust Fund Authority, Revenue Bonds, 5.00%, 6/15/2021	150,000	159,436
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation), Callable 6/15/2021 @ 100, 5.00%, 6/15/2022	150,000	159,387
New Jersey Transportation Trust Fund Authority, Transit Improvements, Revenue Bonds, (State Appropriation) (OID), Callable 6/15/2021 @ 100, 5.25%, 6/15/2031	220,000	232,613
New Jersey Turnpike Authority, Highway Improvements, Revenue Bonds, 5.00%, 1/1/2031	200,000	221,934
State of New Jersey, Public Improvements, General Obligation Unlimited, Callable 6/1/2025 @ 100, 4.00%, 6/1/2034	250,000	268,730
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2029	250,000	255,640
Tenafly School District, Refunding Bonds, General Obligation Unlimited, (OID), Callable 7/15/2022 @ 100, 3.00%, 7/15/2030	250,000	255,200
		4,509,642
New Mexico 1.26%
New Mexico Hospital Equipment Loan Council, Hospital Improvements Revenue Bonds, (OID), Callable 8/1/2022 @ 100, 4.00%, 8/1/2042	500,000	517,115
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.25%, 9/1/2027	110,000	113,340
New Mexico Mortgage Finance Authority, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae) (GTD) (INS), Callable 3/1/2022 @ 100, 3.55%, 9/1/2032	155,000	158,317

See accompanying notes which are an integral part of these financial statements.

24	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
New Mexico (cont.)
Village of Los Ranchos de Albuquerque, NM, Refunding Revenue Bonds, OID), Callable 9/1/2020 @ 100, 4.50%, 9/1/2040	$75,000	$76,785
		865,557
New York 19.72%
Hudson Yards Infrastructure Corporation, Public Improvements, Revenue Bonds, Callable 2/15/2021 @ 100, 5.75%, 2/15/2047	95,000	101,334
Hudson Yards Infrastructure Corporation, Revenue Bonds, Callable 2/15/2021 @ 100, 5.25%, 2/15/2047	190,000	200,866
Hudson Yards Infrastructure Corporation, Revenue Bonds, 5.25%, 2/15/2047	10,000	10,656
Metropolitan Transportation Authority, Refunding Revenue Bonds, 5.25%, 11/15/2028	50,000	58,734
Metropolitan Transportation Authority, Refunding Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	303,235
Metropolitan Transportation Authority, Revenue Bonds, 5.00%, 11/15/2028	250,000	316,385
Metropolitan Transportation Authority, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2035	250,000	305,562
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	110,000	117,027
Metropolitan Transportation Authority, Revenue Bonds, (OID), 4.75%, 11/15/2036	140,000	151,883
Metropolitan Transportation Authority, Transit Improvements, Refunding Revenue Bonds, 5.00%, 11/15/2028	250,000	302,735
Metropolitan Transportation Authority, Transit Improvements, Revenue Bonds, Callable 5/15/2023 @ 100, 5.00%, 11/15/2033	100,000	111,056
Monroe County Industrial Development Corporation, Hospital Improvements, Revenue Bonds, (INS), Callable 2/15/2021 @ 100, 5.75%, 8/15/2035	250,000	267,878
New York City Housing Development Corporation, Local Multi-Family Housing Revenue Bonds, Callable 11/1/2020 @ 100, 4.75%, 5/1/2041	250,000	257,420
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 3/16/2020 @ 100, 4.90%, 11/1/2040	250,000	254,380
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2035	250,000	256,380
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, 5.00%, 5/1/2020	150,000	154,568
New York City Housing Development Corporation, Local Multi-Family Housing, Revenue Bonds, Callable 11/1/2019 @ 100, 4.95%, 5/1/2047	500,000	503,085
New York City Housing Development Corporation, Revenue Bonds, Callable 11/1/2025 @ 100, 3.60%, 11/1/2031	250,000	266,120
New York City Housing Development Corporation, Revenue Bonds, Callable 5/1/2025 @ 100, 3.10%, 11/1/2032	250,000	257,843
New York City Housing Development Corporation, Revenue Bonds, Callable 2/1/2026 @ 100, 3.50%, 11/1/2032	150,000	159,444
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2031	145,000	146,096
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC), 5.00%, 3/1/2046	1,500,000	1,507,800
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (FGIC) (OID), 4.50%, 3/1/2039	100,000	100,134
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (NATL-RE), 5.00%, 3/1/2036	115,000	115,268
New York City Industrial Development Agency, Recreational Facility Improvements, Revenue Bonds, (OID), Callable 1/1/2020 @ 100, 6.50%, 1/1/2046	650,000	652,418
New York City Transitional Finance Authority Building Aid Revenue, Public Improvements, Revenue Bonds, (State Aid Withholding), Callable 1/15/2025 @ 100, 5.00%, 7/15/2027	250,000	296,235

See accompanying notes which are an integral part of these financial statements.

25

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
New York (cont.)
New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, 5.00%, 7/15/2031	$250,000	$298,470
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2025 @ 100, 5.00%, 8/1/2027	25,000	30,087
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2024	100,000	118,033
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, 5.00%, 8/1/2023	100,000	114,917
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 8/1/2026 @ 100, 4.00%, 8/1/2035	100,000	111,056
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 5.00%, 8/1/2021	100,000	107,770
New York City Water & Sewer System, Refunding Revenue Bonds, Callable 12/15/2021 @ 100, 5.00%, 6/15/2045	250,000	269,545
New York City Water & Sewer System, Revenue Bonds, Callable 6/15/2027 @ 100, 5.00%, 6/15/2032	100,000	122,761
New York Liberty Development Corporation, Refunding Revenue Bonds, Callable 1/15/2020 @ 100, 5.63%, 7/15/2047	250,000	255,635
New York State Dormitory Authority, Refunding Revenue Bonds, (State Aid Withholding), Callable 10/1/2022 @ 100, 3.25%, 4/1/2031	280,000	287,776
New York State Dormitory Authority, Revenue Bonds, 5.00%, 8/15/2021	100,000	108,087
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2020	100,000	103,284
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	5,000	5,171
New York State Dormitory Authority, Revenue Bonds, 5.00%, 5/15/2022	165,000	182,257
New York State Dormitory Authority, Revenue Bonds, 4.75%, 10/1/2040	160,000	167,171
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2025 @ 100, 5.00%, 7/1/2037	385,000	446,511
New York State Dormitory Authority, University & College Improvements, Revenue Bonds, (OID), 5.25%, 7/1/2031	40,000	43,270
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 4.85%, 11/1/2036	100,000	101,714
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 5.20%, 5/1/2042	500,000	511,565
New York State Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, (SONYMA), Callable 5/1/2020 @ 100, 4.75%, 5/1/2031	200,000	204,398
New York State Thruway Authority, Revenue Bonds, Callable 1/1/2026 @ 100, 4.00%, 1/1/2037	100,000	108,368
New York State Urban Development Corporation, Public Improvements, Revenue Bonds, 5.00%, 3/15/2020	100,000	102,635
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2037	250,000	305,158
Port Authority of New York & New Jersey, Revenue Bonds, Callable 11/15/2027 @ 100, 5.00%, 11/15/2030	250,000	314,222
State of New York Mortgage Agency, State Single-Family Housing, Revenue Bonds, Callable 10/1/2021 @ 100, 3.75%, 10/1/2032	1,000,000	1,022,840
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2023	100,000	116,140
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2027	100,000	122,546
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2040	310,000	363,394
Triborough Bridge & Tunnel Authority, Revenue Bonds, 5.00%, 11/15/2021	50,000	54,548
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2025 @ 100, 5.00%, 11/15/2035	250,000	295,603
		13,569,474

See accompanying notes which are an integral part of these financial statements.

26	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
North Carolina 0.33%
University of North Carolina at Charlotte/The, Revenue Bonds, Callable 10/1/2027 @ 100, 4.00%, 10/1/2037	$100,000	$110,285
University of North Carolina at Charlotte/The, University & College Improvements, Revenue Bonds, Callable 4/1/2025 @ 100, 5.00%, 4/1/2040	100,000	115,148
		225,433
North Dakota 0.15%
City of Bismarck, ND, Sanitary Sewer Revenue, Revenue Bonds, Callable 5/1/2025 @ 100, 3.00%, 5/1/2029	100,000	104,633

Ohio 1.10%
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, 6.50%, 6/1/2047	80,000	80,401
Buckeye Tobacco Settlement Financing Authority, Miscellaneous Purposes, Revenue Bonds, (OID), 6.00%, 6/1/2042	420,000	419,987
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), Callable 7/1/2020 @ 100, 5.00%, 7/1/2044	165,000	170,178
Ohio Higher Educational Facility Commission, Revenue Bonds, (OID), 5.00%, 7/1/2044	85,000	88,072
		758,638
Oklahoma 0.38%
Oklahoma Municipal Power Authority, Electric Lights & Power Improvements, Revenue Bonds, Callable 1/1/2023 @ 100, 4.00%, 1/1/2047	250,000	259,813

Oregon 0.50%
Medford Hospital Facilities Authority, Refunding Revenue Bonds, (AGM), Callable 8/15/2020 @ 100, 5.00%, 8/15/2021	100,000	103,823
Oregon Health & Science University, Refunding Revenue Bonds, Callable 7/1/2022 @ 100, 5.00%, 7/1/2032	35,000	38,299
Oregon State Facilities Authority, Refunding Revenue Bonds, 5.00%, 11/1/2039	200,000	202,368
		344,490
Pennsylvania 3.85%
Allegheny County Sanitary Authority, Sewer Improvements, Revenue Bonds, Callable 12/1/2023 @ 100, 5.25%, 12/1/2044	500,000	569,115
City of Philadelphia, PA, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), 5.25%, 8/1/2026	135,000	140,777
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2037	100,000	105,127
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds, Callable 11/1/2022 @ 100, 5.00%, 5/1/2042	100,000	104,714
Pennsylvania Higher Educational Facilities Authority, Hospital Improvements, Revenue Bonds (OID), Callable 11/1/2022 @ 100, 4.00%, 5/1/2032	100,000	101,724
Pennsylvania Housing Finance Agency, Revenue Bonds, Callable 4/1/2027 @ 100, 3.65%, 10/1/2042	100,000	103,808
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2035	125,000	149,887
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2036	100,000	119,589
Pennsylvania State University, Revenue Bonds, Callable 9/1/2026 @ 100, 5.00%, 9/1/2034	190,000	228,483
Pennsylvania Turnpike Commission, Revenue Bonds, Callable 12/1/2025 @ 100, 5.00%, 12/1/2045	500,000	564,245
Pennsylvania Turnpike Commission, Revenue Bonds, 5.25%, 7/15/2028	150,000	193,605
West View Municipal Authority Water Revenue, Water Utility Improvements, Revenue Bonds, (OID), Callable 11/15/2024 @ 100, 4.00%, 11/15/2043	250,000	265,822
		2,646,896

See accompanying notes which are an integral part of these financial statements.

27

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Puerto Rico 1.54%
Commonwealth of Puerto Rico, General Obligation Unlimited, (AGM) (OID), Callable 7/1/2021 @ 100, 5.25%, 7/1/2026	$100,000	$105,425
Commonwealth of Puerto Rico, General Obligation Unlimited, (NATL-RE), 5.50%, 7/1/2019	500,000	500,000
Commonwealth of Puerto Rico, Refunding Bonds, General Obligation Unlimited (AGM), Callable 1/1/2020 @ 100, 5.00%, 7/1/2031	200,000	203,482
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Refunding Revenue Bonds, 5.00%, 7/1/2022	250,000	254,062
		1,062,969
Rhode Island 2.00%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 4.10%, 10/1/2037	80,000	80,301
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 4/1/2021 @ 100, 3.45%, 4/1/2026	500,000	512,515
Rhode Island Housing & Mortgage Finance Corporation, State Single-Family Housing, Revenue Bonds, (Freddie Mac) (Fannie Mae) (Ginnie Mae), Callable 4/1/2022 @ 100, 3.45%, 4/1/2035	235,000	238,734
Rhode Island Student Loan Authority, Refunding Revenue Bonds, Callable 12/1/2019 @ 100, 6.35%, 12/1/2030	500,000	510,280
Rhode Island Turnpike & Bridge Authority, Highway Improvements, Revenue Bonds, (OID), Callable 12/1/2020 @ 100, 5.00%, 12/1/2039	35,000	36,511
		1,378,341
South Carolina 0.07%
South Carolina Jobs-Economic Development Authority, Refunding Revenue Bonds, (OID), 5.75%, 8/1/2039	50,000	50,178

South Dakota 0.59%
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 3.13%, 11/1/2036	150,000	151,726
South Dakota Housing Development Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 2.45%, 5/1/2027	250,000	253,615
		405,341
Tennessee 0.62%
City of Memphis, TN, General Obligation Unlimited, Callable 4/1/2024 @ 100, 5.00%, 4/1/2044	100,000	112,903
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, Callable 7/1/2020 @ 100, 5.00%, 7/1/2026	200,000	206,944
Tennessee Housing Development Agency, Revenue Bonds, Callable 1/1/2027 @ 100, 3.40%, 7/1/2037	100,000	104,125
		423,972
Texas 5.01%
City of Houston, TX, Refunding Revenue Bonds, Callable 9/1/2021 @ 100, 5.25%, 9/1/2029	500,000	538,015
City Public Service Board of San Antonio, TX, Revenue Bonds, Callable 8/1/2026 @ 100, 5.00%, 2/1/2032	250,000	301,403
Clifton Higher Education Finance Corporation, School Improvements, Refunding Revenue Bonds, 4.00%, 8/15/2044	500,000	530,335
Comal Independent School District, School Improvements, General Obligation Unlimited, Callable 2/1/2026 @ 100, 4.00%, 2/1/2034	250,000	274,275
Fort Bend Grand Parkway Toll Road Authority, Refunding Revenue Bonds, Callable 3/1/2022 @ 100, 4.00%, 3/1/2046	250,000	259,067
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, 5.00%, 10/1/2019	120,000	121,092

See accompanying notes which are an integral part of these financial statements.

28	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Texas (cont.)
Harris County Cultural Education Facilities Finance Corporation, Refunding Revenue Bonds, (OID), Callable 10/1/2019 @ 100, 4.75%, 10/1/2025	$175,000	$176,486
Harris County Cultural Education Facilities Finance Corporation, Revenue Bonds, Callable 5/15/2026 @ 100, 4.00%, 11/15/2030	130,000	144,362
San Antonio Public Facilities Corporation, Public Improvements, Refunding Revenue Bonds, (OID), Callable 9/15/2022 @ 100, 4.00%, 9/15/2042	250,000	260,975
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.13%, 9/1/2025	100,000	100,568
Tarrant County Cultural Education Facilities Finance Corporation, Hospital Improvements, Revenue Bonds, (OID), 4.50%, 9/1/2019	100,000	100,502
Tarrant County Health Facilities Development Corporation, Hospital Improvements, Revenue Bonds, Callable 12/1/2019 @ 100, 5.00%, 12/1/2023	100,000	101,471
Texas A&M University, Refunding Revenue Bonds, 5.00%, 5/15/2039	100,000	103,240
Texas Public Finance Authority, Revenue Bonds, Callable 12/1/2026 @ 100, 4.00%, 12/1/2031	200,000	221,522
White Oak, TX, Independent School District, General Obligation Unlimited, Callable 2/15/2027 @ 100, 4.00%, 2/15/2029	190,000	215,958
		3,449,271
Utah 0.47%
University of Utah/The, University & College Improvements, Revenue Bonds, 5.00%, 8/1/2043	250,000	286,857
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.25%, 1/1/2025	15,000	15,115
Utah Housing Corporation, State Single-Family Housing, Revenue Bonds, Callable 1/1/2021 @ 100, 5.75%, 1/1/2033	20,000	20,313
		322,285
Vermont 0.36%
Vermont Housing Finance Agency, State Multi-Family Housing, Revenue Bonds, Callable 8/15/2022 @ 100, 3.75%, 8/15/2037	245,000	250,493

Virgin Islands 0.15%
Virgin Islands Public Finance Authority, Refunding Revenue Bonds, Callable 10/1/2019 @ 100, 5.00%, 10/1/2025	100,000	100,875

Virginia 0.72%
Virginia Housing Development Authority, State Single-Family Housing, Revenue Bonds, Callable 4/1/2020 @ 100, 4.50%, 10/1/2045	215,000	219,115
Virginia Resources Authority, Revenue Bonds, Callable 11/1/2025 @ 100, 4.00%, 11/1/2033	250,000	276,565
		495,680
Washington 1.96%
Spokane Public Facilities District, Public Improvements, Revenue Bonds, Callable 6/1/2023 @ 100, 5.00%, 5/1/2043	1,000,000	1,098,330
Washington Health Care Facilities Authority, Revenue Bonds, 5.00%, 11/1/2028	250,000	253,002
		1,351,332
West Virginia 0.66%
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, 5.00%, 9/1/2019	250,000	251,315
West Virginia Hospital Finance Authority, Hospital Improvements, Revenue Bonds, (OID), Callable 9/1/2019 @ 100, 5.63%, 9/1/2032	200,000	201,394
		452,709

See accompanying notes which are an integral part of these financial statements.

29

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Wisconsin 0.12%
Wisconsin Housing & Economic Development Authority, State Multi-Family Housing, Revenue Bonds, (OID), Callable 5/1/2020 @ 100, 5.63%, 11/1/2035	$80,000	$81,859

Wyoming 0.72%
Wyoming Community Development Authority, State Single-Family Housing, Revenue Bonds, Callable 5/1/2020 @ 100, 3.70%, 6/1/2039	485,000	498,527

Total Municipal Bonds
(Cost $64,765,057)		67,710,374

	Shares
Money Market Funds 0.57%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.25%(a)	390,778	390,778

Total Money Market Funds
(Cost $390,778)		390,778

Total Investments — 98.97%
(Cost $65,155,835)		68,101,152
Other Assets in Excess of Liabilities — 1.03%		711,436
NET ASSETS — 100.00%		$68,812,588

(a)	Rate disclosed is the seven day effective yield as of June 30, 2019.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

FHA — Insured by Federal Housing Administration

GO — General Obligation

GTD — Guaranteed

INS — Insured

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

SONYMA — State of New York Mortgage Agency

See accompanying notes which are an integral part of these financial statements.

30	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS | June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks 9.75%

Communication Services 0.89%
AT&T, Inc.	18,000	$603,180
Verizon Communications, Inc.	10,000	571,300
		1,174,480
Energy 6.08%
Andeavor Logistics LP	6,405	232,694
Buckeye Partners LP	8,903	365,468
CNX Midstream Partners LP	8,500	119,425
Enbridge, Inc.	29,763	1,073,849
Energy Transfer Equity LP	64,571	909,160
EnLink Midstream, LLC	38,945	392,955
Enterprise Products Partners LP	42,400	1,224,088
Global Partners LP	7,215	143,651
Magellan Midstream Partners LP	11,700	748,800
MPLX LP	32,000	1,030,080
Plains All American Pipeline LP	3,200	77,920
Targa Resources Corporation	12,739	500,133
TC PipeLines LP	7,195	270,676
USA Compression Partners LP	8,796	156,305
Western Midstream Partners LP	24,782	762,542
		8,007,746
Financials 0.24%
Blackstone Group LP (The)	7,100	315,382

Real Estate Investment Trusts (REITs) 2.54%
Apple Hospitality REIT, Inc.	32,539	516,068
Blackstone Mortgage Trust, Inc., Class A	11,565	411,483
City Office REIT, Inc.	20,000	239,800
DiamondRock Hospitality Company	25,953	268,354
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	52,792	1,487,678
Pebblebrook Hotel Trust	8,806	248,153
Spirit MTA REIT	2,000	16,680
Spirit Realty Capital, Inc.	4,000	170,640
		3,358,856
Total Common Stocks
(Cost $9,879,559)		12,856,464

Preferred Stocks 12.48%

Financials 3.78%
American Financial Group, Inc., 6.00%	8,700	230,463
Arch Capital Group Ltd., 5.25%	20,000	479,000
Bank of America Corporation, 5.88%	8,000	208,880
Bank of New York Mellon Corporation (The), 5.20%	8,700	219,327
First Republic Bank, 5.70%	9,000	232,830
Hancock Holding Company, 5.95%	3,700	95,830
JPMorgan Chase & Company, Series EE, 6.00%	20,000	543,000
JPMorgan Chase & Company, 5.45%	4,480	115,987
JPMorgan Chase & Company, 6.30%	8,750	226,450
KeyCorp, Series G, 5.625%	15,000	390,900
KKR & Co. LP, Series B, 6.50%	10,000	265,100

See accompanying notes which are an integral part of these financial statements.

31

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Financials (cont.)
PNC Financial Services Group, Inc. (The), 5.38%	4,250	$107,057
Prudential Financial, Inc., 5.63%	10,000	265,000
State Street Corporation, 5.25%	8,050	201,733
State Street Corporation, 5.35%	1,000	26,450
Torchmark Corporation, 6.13%	10,000	265,500
U.S. Bancorp, Series F, 6.50%	7,300	195,640
Wells Fargo & Company, 5.20%	15,850	397,994
Wells Fargo & Company, 5.70%	20,000	517,400
		4,984,541
Industrials 0.49%
Pitney Bowes, Inc., 6.70%	5,700	121,296
Stanley Black & Decker, Inc., 5.75%	20,687	525,036
		646,332
Real Estate Investment Trusts 5.54%
Digital Realty Trust, Inc., 6.35%	25,450	664,500
Federal Realty Investment Trust, 5.00%	7,500	184,050
Kimco Realty Corporation, 5.50%	39,809	1,001,196
Kimco Realty Corporation, 5.63%	24,367	604,058
Kimco Realty Corporation, 6.00%	14,214	355,208
National Retail Properties, Inc., 5.20%	25,000	609,750
PS Business Parks, Inc., 5.20%	10,000	249,300
PS Business Parks, Inc., 5.20%	4,000	98,080
PS Business Parks, Inc., 5.25%	10,000	247,800
PS Business Parks, Inc., 5.70%	6,498	167,259
Public Storage, 4.90%	20,000	490,200
Public Storage, 4.95%	20,000	492,200
Public Storage, 5.13%	10,000	247,600
Public Storage, 5.88%	7,076	180,721
Senior Housing Properties Trust, 5.63%	26,660	580,655
SITE Centers Corp., Series J, 6.50%	9,184	233,457
Taubman Centers, Inc., 6.25%	13,046	338,022
Taubman Centers, Inc., 6.50%	9,416	242,085
Vornado Realty Trust, 5.40%	12,298	307,327
		7,293,468
Utilities 2.67%
DTE Energy Company, 5.38%	10,000	259,600
DTE Energy Company, 6.00%	20,000	543,000
Duke Energy Corporation, 5.13%	9,030	226,472
Entergy Arkansas, Inc., 4.88%	20,000	511,600
Entergy Louisiana LLC, 4.88%	10,000	257,000
Entergy Mississippi, Inc., 4.90%	30,000	772,800
NextEra Energy Capital Holdings, Inc., 5.00%	6,700	165,892
NextEra Energy Capital Holdings, Inc., 5.25%	10,000	262,500
Southern Company, 5.25%	20,000	520,000
		3,518,864
Total Preferred Stocks
(Cost $16,248,658)		16,443,205

See accompanying notes which are an integral part of these financial statements.

32	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Collateralized Mortgage Obligation 0.13%
CHL Mortgage Pass-Through Trust, 2005-21, A27, 5.50%, 10/25/2035	$34,900	$30,231
CHL Mortgage Pass-Through Trust, 2005-21, A7, 5.50%, 10/25/2035	37,730	33,409
Citicorp Mortgage Securities, Inc., 1A12, 5.00%, 2/25/2035	109,531	112,114

Total Collateralized Mortgage Obligation
(Cost $127,964)		175,754

Corporate Bonds 10.04%
Bank of New York Mellon Corporation (The), 4.63%, 12/20/2049	500,000	498,615
Choice Hotels International, Inc., 5.70%, 8/28/2020	200,000	206,750
Dow Chemical Company (The), 3.05%, 2/15/2022	1,000,000	989,449
Duke Realty LP, 4.38%, 6/15/2022	250,000	263,030
Entergy Texas, Inc., 5.15%, 6/1/2045	100,000	105,275
Exelon Generation Company LLC, 5.60%, 6/15/2042(a)(b)	400,000	401,368
Fifth Third Bancorp, 8.25%, 3/1/2038	250,000	370,149
General Electric Company, 5.00%, 12/29/2049	765,000	738,975
Goldman Sachs Group, Inc. (The), 6.45%, 5/1/2036	500,000	630,905
Goldman Sachs Group, Inc. (The), 6.75%, 10/1/2037	850,000	1,113,164
Hospitality Properties Trust, 4.50%, 3/15/2025	500,000	500,310
Kinder Morgan Energy Partners LP, 6.50%, 2/1/2037	250,000	300,621
MetLife, Inc., 10.75%, 8/1/2039	1,000,000	1,586,865
MetLife, Inc., 9.25%, 4/8/2068(a)	1,500,000	2,102,393
PECO Energy Capital Trust IV, 5.75%, 6/15/2033	1,000,000	1,080,726
Qwest Corporation, 7.13%, 11/15/2043	1,000,000	994,217
SL Green Realty Corporation, 7.75%, 3/15/2020	1,000,000	1,035,638
Valero Energy Corporation, 8.75%, 6/15/2030	224,000	314,709

Total Corporate Bonds
(Cost $12,253,930)		13,233,159

Municipal Bonds 66.85%

Alabama 2.74%
Health Care Authority for Baptist Health (The), Refunding Revenue Bonds, 5.50%, 11/15/2043	2,000,000	2,363,080
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2042	500,000	514,250
University of Alabama (The), University & College Improvements, Build America Revenue Bonds, Callable 6/1/2020 @ 100, 6.13%, 6/1/2039	715,000	736,178
		3,613,508
Arizona 2.15%
Arizona School Facilities Board, School Improvements, Certificate of Participation, 6.00%, 9/1/2027	225,000	276,701
Northern Arizona University, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 5.92%, 8/1/2022	1,365,000	1,419,655
University of Arizona, University & College Improvements, Build America Revenue Bonds, Callable 8/1/2020 @ 100, 6.64%, 8/1/2044	1,085,000	1,133,467
		2,829,823
California 4.38%
Alhambra Unified School District, University & College Improvements, General Obligation Unlimited, 6.70%, 2/1/2026	465,000	555,066

See accompanying notes which are an integral part of these financial statements.

33

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
California (cont.)
City & County of San Francisco, CA, General Obligation Unlimited, Callable 6/1/2023 @ 100, 6.26%, 6/15/2030	$450,000	$592,641
County of San Bernardino, CA, Refunding Revenue Bonds, 6.02%, 8/1/2023	165,000	179,652
Oakland Redevelopment Agency Successor Agency, Economic Improvements, Tax Allocation Bonds, 8.50%, 9/1/2020	340,000	354,107
Peralta Community College District, Refunding Revenue Bonds, 7.31%, 8/1/2031	310,000	412,102
Peralta Community College District, Refunding Revenue Bonds, 6.91%, 8/1/2025	500,000	606,985
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.05%, 2/1/2023	1,000,000	1,177,900
San Bernardino City Unified School District, School Improvements, Certificate of Participation, (AGM) (OID), 8.25%, 2/1/2026	500,000	641,360
University of California, Revenue Bonds, Callable 5/15/2030 @ 100, 6.30%, 5/15/2050	510,000	646,246
University of California, University & College Improvements, Refunding Revenue Bonds, Callable 2/15/2020 @ 100, 3.66%, 5/15/2027	250,000	271,617
West Contra Costa Unified School District, School Improvements, General Obligation Unlimited, 6.25%, 8/1/2030	250,000	333,317
		5,770,993
Colorado 0.94%
City of Brighton, CO, Public Improvements, Build America Bonds, Certificate of Participation, (AGM) (OID), Callable 12/1/2020 @ 100, 6.75%, 12/1/2035	250,000	263,150
Colorado Mesa University, University & College Improvements, Build America Revenue Bonds, (State Higher Education Intercept Program), 6.75%, 5/15/2042	500,000	712,060
County of Gunnison, CO, Public Improvements, Build America Bonds, Certificate of Participation, Callable 7/15/2020 @ 100, 5.95%, 7/15/2030	250,000	259,418
		1,234,628
Connecticut 0.66%
City of Waterbury, CT, Public Improvements, General Obligation Unlimited, (AGM), Callable 9/1/2020 @ 100, 6.10%, 9/1/2030	500,000	520,580
State of Connecticut, General Obligation Unlimited, Callable 6/15/2025 @ 100, 5.85%, 3/15/2032	280,000	360,427
		881,007
Florida 4.68%
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.28%, 7/1/2040	200,000	206,022
City of Lake City, FL Utility System Revenue, Water Utility Improvements, Build America Revenue Bonds, (AGM), Callable 7/1/2020 @ 100, 6.03%, 7/1/2030	100,000	102,922
City of Miami Gardens, FL, Public Improvements, Build America Bonds, Certificate of Participation, 7.17%, 6/1/2026	1,250,000	1,448,312
City of Oakland Park, FL Water & Sewer Revenue, Sewer Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.13%, 9/1/2035	300,000	313,878
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 7.10%, 10/1/2039	165,000	167,109
City of Orlando, FL, Recreational Facilities Improvements, Build America Revenue Bonds, Callable 10/1/2019 @ 100, 6.85%, 10/1/2029	250,000	253,245
City of Tallahassee, FL, Utility System Revenue, Build America Revenue Bonds, 5.22%, 10/1/2040	300,000	381,444
County of Miami-Dade, FL Transit System, Transit Improvements, Build America Revenue Bonds, 5.53%, 7/1/2032	500,000	590,660
County of Miami-Dade, FL, Port, Airport & Marina Improvements, Build America Revenue Bonds, (AGM) (OID), 7.50%, 4/1/2040	1,000,000	1,469,530

See accompanying notes which are an integral part of these financial statements.

34	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Florida (cont.)
County of Miami-Dade, FL, Public Improvements, Build America Revenue Bonds, Callable 4/1/2020 @ 100, 6.54%, 4/1/2030	$250,000	$256,803
County of Miami-Dade, FL, Recreational Facility Improvements, Revenue Bonds, (AGM), 7.08%, 10/1/2029	250,000	317,858
Florida Atlantic University Finance Corporation, University & College Improvements, Build America Revenue Bonds, 7.64%, 7/1/2040	165,000	173,953
Florida State Board of Governors, University & College Improvements, Build America Revenue Bonds, Callable 11/1/2020 @ 100, 7.50%, 11/1/2035	250,000	267,235
Town of Miami Lakes, FL, Public Improvements, Build America Revenue Bonds, 7.59%, 12/1/2030	150,000	206,662
		6,155,633
Georgia 4.48%
Cobb Marietta Georgia Coliseum, Revenue Bonds, Callable 1/1/2026 @ 100, 4.50%, 1/1/2047	600,000	633,210
Municipal Electric Authority of Georgia, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.06%, 4/1/2057	2,487,000	3,152,123
State of Georgia, Public Improvements, General Obligation Unlimited, Callable 2/1/2024 @ 100, 3.84%, 2/1/2032	2,000,000	2,122,060
		5,907,393
Hawaii 0.40%
State of Hawaii, General Obligation Unlimited, Callable 10/1/2025 @ 100, 4.05%, 10/1/2032	495,000	529,754

Idaho 0.33%
Idaho Water Resource Board, Water Utility Improvements, Revenue Bonds, (OID), Callable 9/1/2022 @ 100, 5.25%, 9/1/2024	400,000	431,288

Illinois 3.85%
City of Chicago Heights, IL, Refunding Bonds, General Obligation Unlimited, (AGM) (OID), Callable 1/15/2021 @ 100, 6.00%, 1/15/2028	150,000	157,272
City of Chicago, IL Waterworks Revenue, Water Utility Improvements, Build America Revenue Bonds, 6.74%, 11/1/2040	250,000	347,690
Henry Hospital District, Hospital Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 12/1/2019 @ 100, 6.65%, 12/1/2029	840,000	853,675
Lake County Community Unit School District No. 187 North Chicago, School Improvements, General Obligation Unlimited, (AGM) (OID), 7.13%, 1/1/2035	1,000,000	1,022,400
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 7.75%, 4/1/2030	250,000	258,575
Northern Illinois University, University & College Improvements, Build America Revenue Bonds, (AGM), Callable 4/1/2020 @ 100, 8.15%, 4/1/2041	570,000	589,916
Village of Glenwood, IL, Public Improvements, Build America Bonds, General Obligation Unlimited, (AGM), 7.03%, 12/1/2028	1,500,000	1,838,265
		5,067,793
Indiana 1.80%
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, Callable 8/1/2020 @ 100, 3.95%, 7/5/2029	1,000,000	1,028,680
Anderson School Building Corporation, Refunding Bonds, General Obligation Limited, (OID), Callable 8/1/2020 @ 100, 3.75%, 7/5/2028	1,000,000	1,027,230
Evansville Redevelopment Authority, Recreational Facility Improvements, Build America Refunding Revenue Bonds, Callable 8/1/2020 @ 100, 7.21%, 2/1/2039	300,000	315,606
		2,371,516

See accompanying notes which are an integral part of these financial statements.

35

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Kansas 0.30%
Kansas Development Finance Authority, Public Improvements, Build America Revenue Bonds, Callable 11/1/2019 @ 100, 6.26%, 11/1/2028	$390,000	$395,616

Kentucky 0.54%
Kentucky Municipal Power Agency, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), Callable 9/1/2020 @ 100, 6.49%, 9/1/2037	250,000	260,653
Kentucky State Property & Building Commission, Economic Improvements, University & College Improvements, Build America Revenue Bonds, Callable 12/1/2021 @ 100, 5.37%, 11/1/2025	400,000	453,560
		714,213
Louisiana 0.26%
Tangipahoa Parish Hospital Service District No. 1, Hospital Improvements, Build America Revenue Bonds, Callable 2/1/2020 @ 100, 7.20%, 2/1/2042	340,000	346,973

Massachusetts 0.41%
City of Worcester, MA, Pension Funding, General Obligation Limited, (AGM) (OID), 6.25%, 1/1/2028	175,000	204,010
Massachusetts Health & Educational Facilities Authority, Refunding Revenue Bonds, 6.43%, 10/1/2035	250,000	326,033
University of Massachusetts Building Authority, University & College Improvements, Build America Revenue Bonds, 6.57%, 5/1/2039	15,000	15,045
		545,088

Michigan 3.43%
Avondale School District, School Improvements, Build America Bonds, General Obligation Unlimited, (AGM), Callable 5/1/2020 @ 100, 5.75%, 5/1/2032	500,000	510,540
Comstock Park Public Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2021 @ 100, 6.20%, 5/1/2024	200,000	214,924
County of Macomb, MI, Retirement Facilities, General Obligation Limited, Callable 2/1/2023 @ 100, 4.13%, 11/1/2030	250,000	271,208
Michigan Finance Authority, Revenue Bonds, Callable 9/1/2025 @ 100, 3.90%, 9/1/2030	250,000	260,442
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 5/1/2021 @ 100, 6.20%, 5/1/2022	245,000	257,960
Michigan Finance Authority, School Improvements, Revenue Bonds, Callable 11/1/2020 @ 100, 6.38%, 11/1/2025	500,000	520,335
Michigan Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, (OID), 7.31%, 6/1/2034	2,315,000	2,320,950
Onsted Community Schools, School Improvements, General Obligation Unlimited, Callable 5/1/2020 @ 100, 5.90%, 5/1/2027	150,000	154,345
St Johns Public Schools, General Obligation Unlimited, Callable 5/1/2020 @ 100, 6.65%, 5/1/2040	5,000	5,163
		4,515,867
Mississippi 0.67%
Mississippi Development Bank, Highway Improvements, Build America Revenue Bonds, 6.59%, 1/1/2035	650,000	877,831

Missouri 3.52%
City of Kansas City, MO, Revenue Bonds, 7.83%, 4/1/2040	2,455,000	3,395,928
City of Sedalia, MO, Sewer Improvements, Build America Bonds, Certificate of Participation, (AGM), Callable 6/1/2020 @ 100, 6.50%, 6/1/2024	250,000	259,688

See accompanying notes which are an integral part of these financial statements.

36	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Missouri (cont.)
City of St. Charles, MO, Water Utility Improvements Build America Bonds, Certificate of Participation, Callable 8/1/2020 @ 100, 5.65%, 2/1/2030	$275,000	$282,211
Missouri Joint Municipal Electric Utility Commission, Electric Lights & Power Improvements, Build America Revenue Bonds, 7.73%, 1/1/2039	475,000	704,073
		4,641,900
Nebraska 0.18%
Nebraska Public Power District, Electric Lights & Power Improvements, Build America Revenue Bonds, 5.32%, 1/1/2030	200,000	237,878

Nevada 1.25%
City of Las Vegas, NV, Public Improvements, Build America Bonds, Certificate of Participation, (OID), Callable 9/1/2019 @ 100, 7.75%, 9/1/2029	100,000	100,917
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	590,000	913,644
County of Washoe, NV, Public Improvements, Build America Revenue Bonds, 7.88%, 2/1/2040	250,000	412,405
Pershing County School District, School Improvements, Build America Bonds, General Obligation Limited, (GTD), Callable 4/1/2020 @ 100, 6.25%, 4/1/2030	220,000	224,426
		1,651,392
New Jersey 2.43%
New Jersey Economic Development Authority, Revenue Bonds, 7.43%, 2/15/2029	250,000	315,995
New Jersey Economic Development Authority, School Improvements, Build America Revenue Bonds, Callable 6/15/2020 @ 100, 6.43%, 12/15/2035	500,000	514,985
New Jersey Educational Facilities Authority, University & College Improvements, Build America Revenue Bonds, Callable 7/1/2020 @ 100, 6.19%, 7/1/2040	500,000	514,940
Township of Brick, NJ, General Obligation Unlimited, 3.75%, 9/1/2028	1,780,000	1,863,856
		3,209,776
New York 7.94%
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.70%, 3/1/2027	145,000	173,527
City of New York, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, Callable 12/14/2028 @ 100, 5.21%, 10/1/2031	100,000	119,287
County of Nassau, NY, Public Improvements, Build America Bonds, General Obligation Unlimited, 5.38%, 10/1/2024	500,000	573,185
Long Island Power Authority, Revenue Bonds, (OID), 5.85%, 5/1/2041	195,000	252,465
Metropolitan Transportation Authority, Revenue Bonds, 5.87%, 11/15/2039	200,000	257,918
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 5.99%, 11/15/2030	125,000	156,679
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.20%, 11/15/2026	375,000	444,053
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.59%, 11/15/2030	395,000	514,006
Metropolitan Transportation Authority, Transit Improvements, Build America Revenue Bonds, 6.69%, 11/15/2040	500,000	699,680
New York City Industrial Development Agency, Recreational Facilities Improvements Revenue Bonds, (NATL-RE), 5.90%, 3/1/2046	680,000	777,288
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Build America Revenue Bonds, (State Aid Withholding), 6.83%, 7/15/2040	500,000	685,235
New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Build America Revenue Bonds, Callable 11/24/2034 @ 100, 5.47%, 5/1/2036	815,000	1,049,231
New York City Water & Sewer System, Build America Refunding Revenue Bonds, Callable 6/15/2020 @ 100, 6.49%, 6/15/2042	200,000	207,872
New York Municipal Bond Bank Agency, Build America Refunding Revenue Bonds, Callable 12/15/2019 @ 100, 6.88%, 12/15/2034	500,000	508,450

See accompanying notes which are an integral part of these financial statements.

37

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
New York (cont.)
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2029 @ 100, 4.29%, 7/1/2044	$250,000	$268,040
Port Authority of New York & New Jersey, Port, Airport & Marina Improvements, Revenue Bonds, 3.92%, 10/15/2028	2,115,000	2,264,573
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	1,000,000	1,100,650
Triborough Bridge & Tunnel Authority, Revenue Bonds, Callable 11/15/2033 @ 100, 5.55%, 11/15/2040	150,000	195,264
Western Nassau County Water Authority, Build America Revenue Bonds, 6.70%, 4/1/2040	150,000	198,421
		10,445,824
North Carolina 0.19%
County of Cabarrus, NC, School Improvements, Revenue Bonds, Callable 4/1/2021 @ 100, 5.50%, 4/1/2026	235,000	245,335

Ohio 3.10%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.50%, 2/15/2050	500,000	783,885
American Municipal Power, Inc., Revenue Bonds, 6.27%, 2/15/2050	500,000	672,370
Cincinnati City School District, Refunding Bonds, Certificate of Participation, (OID), Callable 2/15/2020 @ 100, 4.00%, 12/15/2032	200,000	209,962
County of Cuyahoga, OH, Hospital Improvements, Build America Revenue Bonds, 8.22%, 2/15/2040	1,000,000	1,329,560
Madison Local School District/Lake County, School Improvements, Build America Revenue Bonds, Callable 10/1/2020 @ 100, 5.70%, 4/1/2035	250,000	257,165
Mariemont City School District, Build America Bonds, General Obligation Unlimited, Callable 12/1/2020 @ 100, 5.90%, 12/1/2030	110,000	115,030
Olentangy Local School District, Refunding Bonds, General Obligation Unlimited, 3.50%, 12/1/2029	500,000	516,810
Springfield Local School District/Summit County, School Improvements, Build America Bonds, General Obligation Unlimited, (School District Credit Program), Callable 9/1/2019 @ 100, 5.65%, 9/1/2031	200,000	200,920
		4,085,702
Oklahoma 0.39%
Bryan County Independent School District No. 72 Durant, School Improvements, Build America Bonds, Certificate of Participation, Callable 12/1/2019 @ 100, 6.80%, 12/1/2033	500,000	518,935

Oregon 0.20%
State of Oregon Department of Administrative Services, Hospital Improvements, Build America Bonds, Certificate of Participation, Callable 5/1/2020 @ 100, 6.18%, 5/1/2035	250,000	257,807

Pennsylvania 2.48%
Pennsylvania Turnpike Commission, Build America Revenue Bonds, 6.38%, 12/1/2037	520,000	697,538
Philadelphia Authority for Industrial Development, Pension Funding, Revenue Bonds, (AGM) (OID), 6.35%, 4/15/2028	630,000	778,018
Philadelphia Municipal Authority, Public Improvements, Revenue Bonds, 5.09%, 3/15/2028	500,000	513,275
Sports & Exhibition Authority of Pittsburgh and Allegheny County, Recreational Facilities Improvements, Revenue Bonds, 7.04%, 11/1/2039	1,000,000	1,282,320
		3,271,151
Rhode Island 0.04%
Rhode Island Housing & Mortgage Finance Corporation, Refunding Revenue Bonds, Callable 10/1/2022 @ 100, 4.46%, 10/1/2031	45,000	46,570

See accompanying notes which are an integral part of these financial statements.

38	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
South Carolina 0.20%
Moncks Corner Regional Recreation Corporation, Recreational Facility Improvements, Build America Revenue Bonds, Callable 12/1/2020 @ 100, 6.55%, 12/1/2039	$250,000	$262,900

South Dakota 0.32%
South Dakota State Building Authority, University & College Improvements, Build America Revenue Bonds, Callable 6/1/2021 @ 100, 6.15%, 6/1/2031	400,000	425,784

Tennessee 1.46%
Coffee County Public Building Authority, Public Improvements, Build America Revenue Bonds, (GTD), 7.20%, 6/1/2044	500,000	501,875
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Build America Revenue Bonds, 7.43%, 7/1/2043	1,000,000	1,420,380
		1,922,255
Texas 1.92%
City of Lancaster, TX, Public Improvements, Build America Bonds, General Obligation Limited, Callable 2/15/2020 @ 100, 6.53%, 2/15/2040	750,000	767,468
Ector County Hospital District, Hospital Improvements, Build America Revenue Bonds, Callable 9/15/2020 @ 100, 7.18%, 9/15/2035	250,000	252,975
Frisco Economic Development Corporation, Public Improvements, Revenue Bonds, 4.20%, 2/15/2034	1,000,000	1,038,690
Midland County Hospital District, Health, Hospital & Nursing Home Improvements, Build America Bonds, General Obligation Limited, 6.44%, 5/15/2039	260,000	360,820
Orchard Cultural Education Facilities Finance Corporation, Recreational Facility Improvements, Revenue Bonds, 6.48%, 11/15/2034	110,000	116,721
		2,536,674
Virgin Islands 1.63%
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.65%, 7/1/2028	840,000	955,634
Virgin Islands Water & Power Authority- Electric System, Electric Lights & Power Improvements, Build America Revenue Bonds, (AGM), 6.85%, 7/1/2035	1,000,000	1,191,770
		2,147,404
Virginia 4.24%
Tobacco Settlement Financing Corporation, Refunding Revenue Bonds, (OID), 6.71%, 6/1/2046	5,910,000	5,588,496

Washington 1.78%
City of Seattle, WA, Municipal Light & Power Revenue, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.57%, 2/1/2040	250,000	323,758
Douglas County Public Utility District No. 1, Electric Lights & Power Improvements, Revenue Bonds, 5.35%, 9/1/2030	250,000	294,123
Klickitat County Public Utility District No. 1, Electric Lights & Power Improvements, Refunding Revenue Bonds, Callable 12/1/2021 @ 100, 5.25%, 12/1/2029	705,000	742,203
Public Utility District No. 1 of Cowlitz County, WA, Electric Lights & Power Improvements, Build America Revenue Bonds, 6.88%, 9/1/2032	500,000	677,795
Snohomish County Public Utility District No. 1, Electric Lights & Power Improvements, Build America Revenue Bonds, (OID), 5.68%, 12/1/2040	250,000	317,743
		2,355,622

See accompanying notes which are an integral part of these financial statements.

39

SPIRIT OF AMERICA INCOME FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
West Virginia 1.56%
Tobacco Settlement Finance Authority, Miscellaneous Purposes Revenue Bonds, 7.47%, 6/1/2047	$2,040,000	$2,060,094

Total Municipal Bonds
(Cost $78,823,411)		88,100,423

Money Market Funds 0.08%
Morgan Stanley Institutional Liquidity Fund, Institutional Class, 2.25%(c)	104,955	104,955

Total Money Market Funds
(Cost $104,955)		104,955

Total Investments — 99.33%
(Cost $117,438,477)		130,913,960
Other Assets in Excess of Liabilities — 0.67%		877,815
NET ASSETS — 100.00%		$131,791,775

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Security is currently being valued according to the fair value procedures approved by the Board of Directors.
(c)	Rate disclosed is the seven day effective yield as of June 30, 2019.

AGM — Assured Guaranty Municipal Corp.

GTD — Guaranteed

NATL-RE — Insured by National Public Finance Guarantee Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

40	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS | June 30, 2019 (Unaudited)

	Shares	Market Value
Common Stocks 30.69%

Communication Services 3.34%
Alphabet, Inc., Class C(a)	190	$205,373
AT&T, Inc.	4,114	137,860
Netflix, Inc.(a)	661	242,799
Verizon Communications, Inc.	3,420	195,385
		781,417
Consumer Discretionary 2.44%
Amazon.com, Inc.(a)	121	229,129
Lennar Corporation, Class A	3,800	184,148
Toll Brothers, Inc.	4,285	156,917
		570,194
Energy 11.70%
Cheniere Energy Partners LP	9,300	392,274
Energy Transfer Equity LP	17,350	244,288
EnLink Midstream, LLC	17,756	179,158
Enterprise Products Partners LP	10,805	311,940
Exxon Mobil Corporation	2,095	160,540
Kinder Morgan, Inc.	7,500	156,600
Magellan Midstream Partners LP	2,725	174,400
MPLX LP	13,850	445,832
Targa Resources Corporation	3,805	149,384
USA Compression Partners LP	9,666	171,765
Viper Energy Partners, LP	7,200	221,904
Western Midstream Partners LP	4,500	138,465
		2,746,550
Financials 1.99%
Blackstone Group LP (The)	5,545	246,309
Blackstone Mortgage Trust, Inc.	3,207	114,105
Starwood Property Trust, Inc.	4,595	104,398
		464,812
Industrials 0.81%
Deere & Company	1,150	190,567

Information Technology 3.27%
Apple, Inc.	690	136,565
NVIDIA Corporation	2,045	335,850
PayPal Holdings, Inc.(a)	2,590	296,451
		768,866
Real Estate Investment Trusts (REITs) 5.71%
Apple Hospitality REIT, Inc.	26,650	422,669
Sun Communities, Inc.	1,894	242,792
Terreno Realty Corporation	5,412	265,404
Welltower, Inc.	2,950	240,513
WP Carey, Inc.	2,055	166,825
		1,338,203

See accompanying notes which are an integral part of these financial statements.

41

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Shares	Market Value
Utilities 1.43%
American Electric Power Company, Inc.	2,515	$221,345
Consolidated Edison, Inc.	1,310	114,861
		336,206
Total Common Stocks
(Cost $5,506,815)		7,196,815

Preferred Stocks 11.65%

Financials 4.56%
Bank of America Corporation, 6.00%	3,800	100,966
Bank of America Corporation, Series W, 6.63%	3,700	94,202
Capital One Financial Corporation, Series D, 6.70%	9,050	230,504
First Republic Bank, 5.70%	9,000	232,830
Hancock Holding Company, 5.95%	9,200	238,280
KKR & Company LP, 6.50%	6,481	171,811
		1,068,593
Industrials 1.08%
Stanley Black & Decker, 5.75%	10,000	253,800

Information Technology 1.13%
eBay, Inc., 6.00%	10,000	265,000

Real Estate Investment Trusts 2.24%
National Retail Properties, Inc., 5.20%	6,000	146,340
Public Storage, 5.05%	5,000	123,850
Public Storage, Series B, 5.40%	10,000	253,700
		523,890
Utilities 2.64%
Southern Company, 5.25%	10,000	260,000
Southern Company, 5.25%	14,000	359,660
		619,660
Total Preferred Stocks
(Cost $2,675,303)		2,730,943

See accompanying notes which are an integral part of these financial statements.

42	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Corporate Bonds 1.38%
McLaren Health Care Corporation, 4.53%, 5/15/2038	$290,000	$324,505

Total Corporate Bonds
(Cost $290,000)		324,505

Municipal Bonds 51.84%

Arizona 3.14%
City of Tucson, AZ, Certificate of Participation, (AGM), 4.83%, 7/1/2034	620,000	735,419

California 4.95%
City of Newport Beach, CA, Public Improvements, Certificate of Participation, 7.17%, 7/1/2040	800,000	1,160,192

Florida 4.57%
Pasco County School Board, School Improvements, Certificate of Participation, 5.00%, 12/1/2037	1,000,000	1,072,460

Kansas 5.06%
Kansas Development Finance Authority, Revenue Bonds, 4.73%, 4/15/2037	1,000,000	1,186,940

Michigan 4.63%
County of Macomb, MI, Retirement Facilities, General Obligation Limited, 4.42%, 11/1/2035	1,000,000	1,085,850

Nevada 0.66%
County of Washoe, NV, Public & Highway Improvements, Build America Revenue Bonds, 7.97%, 2/1/2040	100,000	154,855

New York 5.94%
New York City Transitional Finance Authority Building Aid Revenue, School Improvements, Miscellaneous Purposes Revenue Bonds, 5.00%, 7/15/2030	300,000	348,084
New York State Dormitory Authority, Revenue Bonds, Callable 7/1/2026 @ 100, 3.88%, 7/1/2046	750,000	768,998
Port Authority of New York & New Jersey, Revenue Bonds, Callable 6/1/2025 @ 100, 4.82%, 6/1/2045	250,000	275,162
		1,392,244
Ohio 14.78%
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 5.94%, 2/15/2047	100,000	135,561
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 7.83%, 2/15/2041	1,000,000	1,586,830
American Municipal Power, Inc., Electric Lights & Power Improvements, Build America Revenue Bonds, 8.08%, 2/15/2050	1,000,000	1,741,340
		3,463,731
Pennsylvania 4.62%
City of Reading, PA, General Obligation Unlimited, (AGM) (OID), Callable 11/1/2024 @ 100, 5.30%, 11/1/2033	1,000,000	1,083,220

See accompanying notes which are an integral part of these financial statements.

43

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (CONT.) | June 30, 2019 (Unaudited)

	Principal Amount	Market Value
Tennessee 3.49%
Metropolitan Government of Nashville & Davidson County Convention Center Authority, Public Improvements, Revenue Bonds, 7.43%, 7/1/2043	$500,000	$710,190
Metropolitan Government of Nashville & Davidson County, General Obligation Unlimited, 3.49%, 7/1/2029	100,000	107,985
		818,175
Total Municipal Bonds
(Cost $10,843,509)		12,153,086

U.S. Government & Agency Obligations 1.64%
U.S. Treasury Notes, 3.13%, 11/15/2028	350,000	383,947

Total U.S. Government & Agency Obligations
(Cost $360,887)		383,947

	Shares
Money Market Funds 3.14%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.25%(b)	735,246	735,246

Total Money Market Funds
(Cost $735,246)		735,246

Total Investments — 100.34%
(Cost $20,465,931)		23,524,542
Liabilities in Excess of Other Assets — (0.34)%		(80,144)
NET ASSETS — 100.00%		$23,444,398

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of June 30, 2019.

AGM — Assured Guaranty Municipal Corp.

OID — Original Issue Discount

See accompanying notes which are an integral part of these financial statements.

44	SPIRIT OF AMERICA

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2019 (Unaudited)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund
ASSETS
Investments in securities at fair value (cost $58,264,343, $59,114,220, $65,155,834, $117,438,477 and $20,465,931)	$88,966,927	$100,732,478	$68,101,152	$130,913,960	$23,524,542
Cash	2,310	—	—	—	—
Receivable for investments sold	347,003	118,178	—	—	—
Receivable for Fund shares sold	2,748,696	2,879,467	23,631	23,628	447,992
Dividends and interest receivable	438,133	95,515	826,663	1,459,916	199,642
Prepaid expenses	24,858	22,904	27,762	31,543	18,861
TOTAL ASSETS	92,527,927	103,848,542	68,979,208	132,429,047	24,191,037

LIABILITIES
Payable for Fund shares redeemed	201,443	76,837	27,638	323,814	—
Payable for investments purchased	22,006	—	—	—	—
Payable for distributions to shareholders	3,181,497	3,242,394	64,167	164,602	710,753
Payable for investment advisory fees	72,102	78,797	21,949	61,458	9,401
Payable for distribution (12b-1) fees	22,391	24,422	8,596	27,294	5,085
Payable for accounting and administration fees	3,602	3,757	3,499	6,437	1,256
Chief Compliance Officer	173	181	174	316	60
Payable for transfer agent fees	2,788	2,428	1,619	5,074	1,130
Other accrued expenses	30,249	29,343	38,978	48,277	18,954
TOTAL LIABILITIES	3,536,251	3,458,159	166,620	637,272	746,639
NET ASSETS	$88,991,676	$100,390,383	$68,812,588	$131,791,775	$23,444,398

SOURCE OF NET ASSETS
As of June 30, 2019, net assets consisted of:
Paid-in capital	$56,800,085	$58,888,505	$73,905,196	$119,029,834	$22,436,082
Accumulated earnings (deficits)	32,191,591	41,501,878	(5,092,608)	12,761,941	1,008,316
NET ASSETS	$88,991,676	$100,390,383	$68,812,588	$131,791,775	$23,444,398

NET ASSETS:
Class A Shares	$88,779,955	$100,307,979	$68,633,047	$131,445,967	$23,063,821
Class C Shares	$211,721	$82,404	$179,541	$345,808	$380,577
SHARES OUTSTANDING ($0.001 par value, 500,000,000 authorized shares):
Class A Shares	7,694,582	4,759,079	7,270,901	10,863,865	2,377,386
Class C Shares	18,646	3,911	19,067	28,557	39,298
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A Shares (a)	$11.54	$21.08	$9.44	$12.10	$9.70
Class C Shares (b)	$11.35	$21.07	$9.42	$12.11	$9.68
OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share:
Class A Shares	$12.18	$22.25	$9.91	$12.70	$10.18
MAXIMUM SALES CHARGE:
Class A Shares	5.25%	5.25%	4.75%	4.75%	4.75%

(a)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares held less than one year where an indirect commission was paid.
(b)	A CDSC of 1.00% may be charged on shares held less than 13 months.

See accompanying notes which are an integral part of these financial statements.

45

STATEMENTS OF OPERATIONS

SIX MONTHS ENDED June 30, 2019 (Unaudited)

	Spirit of America Real Estate Income and Growth Fund	Spirit of America Large Cap Value Fund	Spirit of America Municipal Tax Free Bond Fund	Spirit of America Income Fund	Spirit of America Income and Opportunity Fund
INVESTMENT INCOME
Dividends	$1,789,403	$1,131,370	$1,735	$866,729	$280,386
Foreign dividend taxes withheld	(100)	(633)	—	(4,920)	(99)
Interest	4,009	—	1,384,410	2,832,162	309,752
TOTAL INVESTMENT INCOME	1,793,312	1,130,737	1,386,145	3,693,971	590,039

EXPENSES
Investment advisory	427,092	469,002	209,623	398,756	79,456
Distribution (12b-1) — Class A	131,884	144,916	52,277	165,758	30,071
Distribution (12b-1) — Class C	693	457	859	1,560	1,955
Accounting and Administration	24,401	26,675	20,042	37,818	7,037
Transfer agent	14,691	14,323	7,874	25,446	4,745
Auditing	13,621	13,642	13,643	13,642	13,642
Sub transfer agent	13,049	12,650	6,814	22,177	4,116
Registration	12,826	13,115	15,338	16,121	11,395
Printing	12,549	12,666	8,988	19,954	4,654
Directors	5,772	6,371	4,811	9,050	1,758
Custodian	5,084	5,223	2,783	5,127	2,270
Legal	3,226	3,519	2,611	4,907	900
Insurance	3,005	4,002	3,053	5,889	1,157
Interest	2,125	1,275	14,876	7,014	1,142
Pricing	1,241	2,088	33,984	18,969	2,963
Chief Compliance Officer	1,148	1,256	943	1,782	333
Line of credit	509	576	394	755	138
Other	9,234	9,863	9,466	12,166	8,951
TOTAL EXPENSES	682,150	741,619	408,379	766,891	176,683
Fees waived by Adviser	—	—	(77,024)	(25,737)	(20,971)
NET EXPENSES	682,150	741,620	331,355	741,154	155,712
NET INVESTMENT INCOME	1,111,162	389,118	1,054,790	2,952,817	434,327

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from investment transactions	2,202,745	2,724,622	(9,054)	629,811	154,162
Net realized gain on foreign currency transactions	—	—	—	4	—
Net realized gain on written option transactions	1,989	4,167	—	—	—
Net change in unrealized appreciation of investments	11,887,138	12,270,726	1,391,136	7,131,869	1,701,303
Net change in unrealized depreciation of written options contracts	(2,119)	(1,499)	—	—	—
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	14,089,753	14,998,017	1,382,082	7,761,684	1,855,465
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,200,915	$15,387,134	$2,436,872	$10,714,501	$2,289,792

See accompanying notes which are an integral part of these financial statements.

46	SPIRIT OF AMERICA

[THIS PAGE INTENTIONALLY LEFT BLANK]

STATEMENTS OF CHANGES IN NET ASSETS

	Spirit of America Real Estate Income and Growth Fund		Spirit of America Large Cap Value Fund
	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
OPERATIONS
Net investment income	$1,111,162	$1,252,958	$389,118	$711,091
Net realized gain (loss) on investment transactions	2,204,734	3,804,800	2,728,789	3,628,494
Net change in unrealized appreciation (depreciation) of investments	11,885,019	(11,706,114)	12,269,227	(11,829,438)
Net increase (decrease) in net assets resulting from operations	15,200,915	(6,648,356)	15,387,134	(7,489,853)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Earnings:
Class A	(3,173,323)	(6,741,059)	(3,239,451)	(4,316,781)
Class C	(7,347)	(8,848)	(2,376)	(3,861)
Return of capital:
Class A	—	—	—	(2,203,290)
Class C	—	—	—	(1,641)
Total distributions to shareholders	(3,180,670)	(6,749,907)	(3,241,827)	(6,525,573)

CAPITAL TRANSACTIONS
Class A:
Shares sold	2,952,372	5,314,932	6,228,962	16,931,863
Shares issued from reinvestment of distributions	2,695,060	5,757,382	2,748,183	5,595,908
Shares redeemed	(9,632,880)	(24,027,001)	(9,742,204)	(20,640,926)
Total – Class A	(3,985,448)	(12,954,687)	(765,059)	1,886,845
Class C:
Shares sold	72,017	84,318	4,076	65,630
Shares issued from reinvestment of distributions	5,799	5,691	907	2,450
Shares redeemed	—	—	(16,468)	(10,544)
Total – Class C	77,816	90,009	(11,485)	57,536
Increase (decrease) in net assets derived from capital share transactions	(3,907,632)	(12,864,678)	(776,544)	1,944,381
Total increase (decrease) in net assets	8,112,613	(26,262,941)	11,368,763	(12,071,045)

NET ASSETS
Beginning of period	80,879,063	107,142,004	89,021,620	101,092,665
End of period	$88,991,676	$80,879,063	$100,390,383	$89,021,620

SHARE TRANSACTIONS
Class A:
Shares sold	254,933	478,124	300,760	786,653
Shares issued from reinvestment of distributions	233,541	543,810	130,369	288,316
Shares redeemed	(842,099)	(2,164,837)	(470,887)	(957,406)
Total – Class A	(353,625)	(1,142,903)	(39,758)	117,563
Class C:
Shares sold	6,243	7,758	191	3,011
Shares issued from reinvestment of distributions	511	550	43	127
Shares redeemed	—	—	(785)	(468)
Total – Class C	6,754	8,308	(551)	2,670
Increase (decrease) in shares outstanding	(346,871)	(1,134,595)	(40,309)	120,233

See accompanying notes which are an integral part of these financial statements.

48	SPIRIT OF AMERICA

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)

Spirit of America Municipal Tax Free Bond Fund		Spirit of America Income Fund		Spirit of America Income and Opportunity Fund
For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six Months Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018

$1,054,790	$2,702,614	$2,952,817	$6,452,687	$434,327	$691,904
(9,054)	698,663	629,815	3,306,114	154,162	1,281,159
1,391,136	(2,814,131)	7,131,869	(11,640,300)	1,701,303	(3,550,159)
2,436,872	587,146	10,714,501	(1,881,499)	2,289,792	(1,577,096)

(1,052,930)	(2,699,488)	(2,947,093)	(6,822,573)	(699,711)	(625,316)
(1,860)	(3,124)	(5,737)	(8,044)	(10,040)	(4,821)

—	—	—	(802,507)	—	(882,690)
—	—	—	(946)	—	(6,805)
(1,054,790)	(2,702,612)	(2,952,830)	(7,634,070)	(709,751)	(1,519,632)

3,719,140	5,511,959	6,402,535	11,494,042	873,255	1,568,591
634,713	1,656,049	1,900,013	4,966,249	436,299	967,064
(9,917,338)	(31,396,872)	(20,823,305)	(75,870,687)	(4,978,399)	(26,812,134)
(5,563,485)	(24,228,864)	(12,520,757)	(59,410,396)	(3,668,845)	(24,276,479)

53,180	75,070	61,205	186,536	37,504	143,792
1,600	2,675	4,207	6,663	10,040	11,609
(33,615)	—	(30,588)	(20,728)	(85,942)	(19,150)
21,165	77,745	34,824	172,471	(38,398)	136,251
(5,542,320)	(24,151,119)	(12,485,933)	(59,237,925)	(3,707,243)	(24,140,228)
(4,160,238)	(26,266,585)	(4,724,262)	(68,753,494)	(2,127,202)	(27,236,956)

72,972,826	99,239,411	136,516,037	205,269,531	25,571,600	52,808,556
$68,812,588	$72,972,826	$131,791,775	$136,516,037	$23,444,398	$25,571,600

398,181	593,614	542,554	984,445	90,520	165,524
67,780	178,381	160,455	425,219	44,979	102,338
(1,062,517)	(3,378,436)	(1,767,968)	(6,485,630)	(519,179)	(2,830,857)
(596,556)	(2,606,441)	(1,064,959)	(5,075,966)	(383,680)	(2,562,995)

5,737	7,995	5,177	15,886	3,886	15,183
171	289	355	572	1,037	1,234
(3,622)	—	(2,583)	(1,762)	(8,950)	(2,063)
2,286	8,284	2,949	14,696	(4,027)	14,354
(594,270)	(2,598,157)	(1,062,010)	(5,061,270)	(387,707)	(2,548,641)

See accompanying notes which are an integral part of these financial statements.

49

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$10.03	$11.65	$11.67	$11.81	$13.11	$10.26

From Investment Operations:
Net investment income	0.16	0.15 [1]	0.14 [1]	0.21	0.06	0.16
Net realized and unrealized gain (loss) on investments	1.78	(0.92)	0.64	0.45	(0.30)	2.86
Total from investment operations	1.94	(0.77)	0.78	0.66	(0.24)	3.02

Less Distributions:
Distributions from net investment income	(0.43)	(0.40)	(0.80)	(0.21)	(0.06)	(0.16)
Distributions from net capital gains	—	(0.45)	—	(0.59)	(1.00)	(0.01)
Total distributions	(0.43)	(0.85)	(0.80)	(0.80)	(1.06)	(0.17)

Net Asset Value, End of Period	$11.54	$10.03	$11.65	$11.67	$11.81	$13.11
Total Return[2]	19.29%[3]	(6.85)%	6.79%	5.66%	(1.88)%	29.55%

Ratios and Supplemental Data:
Net assets, end of period (000)	$88,780	$80,761	$107,101	$108,790	$116,180	$138,539
Ratio of net expenses to average net assets	1.55%[4]	1.54%	1.48%	1.54%	1.57%	1.56%
Ratio of net investment income to average net assets	2.52%[4]	1.35%	1.18%	1.65%	0.50%	1.36%
Portfolio turnover rate	2%[3]	4%	8%	10%	37%	43%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

50	SPIRIT OF AMERICA

SPIRIT OF AMERICA REAL ESTATE INCOME AND GROWTH FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31		For the Period Ended December 31,
	(Unaudited)	2018	2017	2016*
Net Asset Value, Beginning of Period	$9.90	$11.56	$11.61	$11.73

From Investment Operations:
Net investment income	0.09	0.11 [1]	0.07 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	1.76	(0.94)	0.63	0.55
Total from investment operations	1.85	(0.83)	0.70	0.65

Less Distributions:
Distributions from net investment income	(0.40)	(0.38)	(0.75)	(0.18)
Distributions from net capital gains	—	(0.45)	—	(0.59)
Total distributions	(0.40)	(0.83)	(0.75)	(0.77)

Net Asset Value, End of Period	$11.35	$9.90	$11.56	$11.61
Total Return[2]	18.74%[3]	(7.44)%	6.10%	5.69%[3]

Ratios and Supplemental Data:
Net assets, end of period (000)	$212	$118	$41	$10
Ratio of net expenses to average net assets	2.25%[4]	2.24%	2.18%	2.24%[4]
Ratio of net investment income to average net assets	2.23%[4]	0.97%	0.59%	1.07%[4]
Portfolio turnover rate	2%[3]	4%	8%	10%[3]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales CDSC load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

51

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31
	(Unaudited)	2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$18.53	$21.59	$19.01	$18.63	$19.78	$17.72

From Investment Operations:
Net investment income	0.10	0.15 [1]	0.22 [1]	0.29	0.08	0.14
Net realized and unrealized gain (loss) on investments	3.15	(1.81)	3.56	1.29	(0.63)	2.10
Total from investment operations	3.25	(1.66)	3.78	1.58	(0.55)	2.24

Less Distributions:
Distributions from net investment income	(0.70)	(0.15)	(0.24)	(0.25)	(0.09)	(0.14)
Distributions from net capital gains	—	(0.78)	(0.24)	(0.95)	(0.51)	(0.04)
Distributions from return of capital	—	(0.47)	(0.72)	—	—	—
Total distributions	(0.70)	(1.40)	(1.20)	(1.20)	(0.60)	(0.18)

Net Asset Value, End of Period	$21.08	$18.53	$21.59	$19.01	$18.63	$19.78
Total Return[2]	17.54%[3]	(7.87)%	20.22%	8.49%	(2.83)%	12.68%

Ratios and Supplemental Data:
Net assets, end of period (000)	$100,308	$88,939	$101,054	$77,579	$72,039	$76,138
Ratio of net expenses to average net assets	1.53%[4]	1.52%	1.47%	1.57%	1.60%	1.60%
Ratio of net investment income to average net assets	0.80%[4]	0.70%	1.05%	1.56%	0.40%	0.78%
Portfolio turnover rate	2%[3]	13%	3%	24%	19%	15%

[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Calculation does not reflect sales load.
[3]	Not annualized.
[4]	Annualized.

See accompanying notes which are an integral part of these financial statements.

52	SPIRIT OF AMERICA

SPIRIT OF AMERICA LARGE CAP VALUE FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019	For the Year Ended December 31		For the Period Ended December 31,
	(Unaudited)	2018	2017	2016*
Net Asset Value, Beginning of Period	$18.52	$21.62	$19.14	$18.29

From Investment Operations:
Net investment income	0.02	— [1,2]	0.08 [1]	0.10 [1]
Net realized and unrealized gain (loss) on investments	3.14	(1.80)	3.57	1.70
Total from investment operations	3.16	(1.80)	3.65	1.80

Less Distributions:
Distributions from net investment income	(0.61)	(0.12)	(0.23)	—
Distributions from net capital gains	—	(0.78)	(0.24)	(0.95)
Distributions from return of capital	—	(0.40)	(0.70)	—
Total distributions	(0.61)	(1.30)	(1.17)	(0.95)

Net Asset Value, End of Period	$21.07	$18.52	$21.62	$19.14
Total Return[3]	17.09%[4]	(8.50)%	19.37%	9.65%[4]

Ratios and Supplemental Data:
Net assets, end of period (000)	$82	$83	$39	$1
Ratio of net expenses to average net assets	2.23%[5]	2.22%	2.17%	2.27%[5]
Ratio of net investment income to average net assets	0.11%[5]	0.01%	0.39%	0.64%[5]
Portfolio turnover rate	2%[4]	13%	3%	24%[4]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculated based on the average number of shares outstanding during the period.
[2]	Rounds to less than 0.005 per share.
[3]	Calculation does not reflect sales CDSC load.
[4]	Not annualized.
[5]	Annualized.

See accompanying notes which are an integral part of these financial statements.

53

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.26		$9.47	$9.33	$9.57	$9.62	$8.89

From Investment Operations:
Net investment income	0.14		0.30	0.30	0.31	0.33	0.35
Net realized and unrealized gain (loss) on investments	0.18		(0.21)	0.14	(0.24)	(0.05)	0.73
Total from investment operations	0.32		0.09	0.44	0.07	0.28	1.08

Less Distributions:
Distributions from net investment income	(0.14)		(0.30)	(0.30)	(0.31)	(0.33)	(0.35)
Total distributions	(0.14)		(0.30)	(0.30)	(0.31)	(0.33)	(0.35)

Net Asset Value, End of Period	$9.44		$9.26	$9.47	$9.33	$9.57	$9.62
Total Return[1]	3.48%[2]		0.96%	4.75%	0.64%	3.01%	12.35%

Ratios and Supplemental Data:
Net assets, end of period (000)	$68,633		$72,818	$99,159	$106,984	$102,805	$107,353
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.16	%[3],4	1.11%[5]	1.02%[6]	1.04%	1.10%[5]	1.10%
After expense waiver or recoupment	0.94	%[3],4	0.92%[5]	0.91%[6]	0.90%	0.91%[5]	0.90%
Ratio of net investment income to average net assets	3.02%[3]		3.21%	3.16%	3.17%	3.50%	3.78%
Portfolio turnover rate	—%[2]		—%	5%	10%	11%	7%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.04%.
[5]	Includes interest expense of 0.02%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

54	SPIRIT OF AMERICA

SPIRIT OF AMERICA MUNICIPAL TAX FREE BOND FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31		For the Period Ended December 31,
	(Unaudited)		2018	2017	2016*
Net Asset Value, Beginning of Period	$9.23		$9.45	$9.31	$9.59

From Investment Operations:
Net investment income	0.10		0.22	0.22	0.17
Net realized and unrealized gain (loss) on investments	0.19		(0.22)	0.14	(0.28)
Total from investment operations	0.29		—	0.36	(0.11)

Less Distributions:
Distributions from net investment income	(0.10)		(0.22)	(0.22)	(0.17)
Total distributions	(0.10)		(0.22)	(0.22)	(0.17)

Net Asset Value, End of Period	$9.42		$9.23	$9.45	$9.31
Total Return[1]	3.16%[2]		0.00%	3.87%	(1.19)%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$180		$155	$80	$28
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.01	%[3],4	1.96%[5]	1.87%[6]	1.89%[3]
After expense waiver or recoupment	1.79	%[3],4	1.77%[5]	1.76%[6]	1.75%[3]
Ratio of net investment income to average net assets	2.17%[3]		2.27%	2.31%	2.19%[3]
Portfolio turnover rate	—%[2]		—%	5%	10%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect sales CDSC load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.04%.
[5]	Includes interest expense of 0.02%.
[6]	Includes interest expense of 0.01%.

See accompanying notes which are an integral part of these financial statements.

55

SPIRIT OF AMERICA INCOME FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$11.42		$12.06	$11.72	$11.66	$12.23	$11.19

From Investment Operations:
Net investment income	0.26		0.44	0.48	0.46	0.51	0.53
Net realized and unrealized gain (loss) on investments	0.68		(0.54)	0.39	0.13	(0.53)	1.10
Total from investment operations	0.94		(0.10)	0.87	0.59	(0.02)	1.63

Less Distributions:
Distributions from net investment income	(0.26)		(0.48)	(0.48)	(0.46)	(0.51)	(0.54)
Distributions from return of capital	—		(0.06)	(0.05)	(0.07)	(0.04)	(0.05)
Total distributions	(0.26)		(0.54)	(0.53)	(0.53)	(0.55)	(0.59)

Net Asset Value, End of Period	$12.10		$11.42	$12.06	$11.72	$11.66	$12.23
Total Return[1]	8.30%[2]		(0.87)%	7.51%	4.99%	(0.17)%	14.79%

Ratios and Supplemental Data:
Net assets, end of period (000)	$131,446		$136,223	$205,138	$222,220	$201,718	$210,270
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.15	%[3],4	1.13%[5]	1.05%	1.09%	1.15%	1.15%
After expense waiver or recoupment	1.11	%[3],4	1.12%[5]	1.10%	1.10%	1.10%	1.10%
Ratio of net investment income to average net assets	4.45%[3]		3.87%	4.00%	3.75%	4.24%	4.44%
Portfolio turnover rate	1%[2]		1%	—%	4%	9%	9%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

56	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31		For the Period Ended December 31,
	(Unaudited)		2018	2017	2016*
Net Asset Value, Beginning of Period	$11.43		$12.08	$11.73	$11.78

From Investment Operations:
Net investment income	0.22		0.38	0.39	0.28
Net realized and unrealized gain (loss) on investments	0.68		(0.58)	0.39	0.01
Total from investment operations	0.90		(0.20)	0.78	0.29

Less Distributions:
Distributions from net investment income	(0.22)		(0.40)	(0.39)	(0.29)
Distributions from return of capital	—		(0.05)	(0.04)	(0.05)
Total distributions	(0.22)		(0.45)	(0.43)	(0.34)

Net Asset Value, End of Period	$12.11		$11.43	$12.08	$11.73
Total Return[1]	7.89%[2]		(1.69)%	6.77%	2.43%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$346		$293	$132	$95
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.90	%[3],4	1.88%[5]	1.80%	1.84%[3]
After expense waiver or recoupment	1.86	%[3],4	1.87%[5]	1.85%	1.85%[3]
Ratio of net investment income to average net assets	3.68%[3]		3.12%	3.24%	2.77%[3]
Portfolio turnover rate	1%[2]		1%	—%	4%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

57

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS A
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31
	(Unaudited)		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$9.12		$9.87	$9.50	$9.16	$10.20	$9.62

From Investment Operations:
Net investment income	0.18		0.16	0.32	0.19	0.25	0.39
Net realized and unrealized gain (loss) on investments	0.70		(0.52)	0.47	0.58	(0.86)	0.73
Total from investment operations	0.88		(0.36)	0.79	0.77	(0.61)	1.12

Less Distributions:
Distributions from net investment income	(0.30)		(0.16)	(0.33)	(0.19)	(0.26)	(0.39)
Distributions from return of capital	—		(0.23)	(0.09)	(0.24)	(0.17)	(0.15)
Total distributions	(0.30)		(0.39)	(0.42)	(0.43)	(0.43)	(0.54)

Net Asset Value, End of Period	$9.70		$9.12	$9.87	$9.50	$9.16	$10.20
Total Return[1]	9.65%[2]		(3.70)%	8.41%	8.40%	(6.19)%	11.74%

Ratios and Supplemental Data:
Net assets, end of period (000)	$23,064		$25,177	$52,523	$57,829	$51,523	$30,470
Ratio of expenses to average net assets:
Before expense waiver or recoupment	1.43	%[3],4	1.33%[5]	1.15%	1.22%	1.28%	1.66%[4]
After expense waiver or recoupment	1.26	%[3],4	1.27%[5]	1.25%	1.25%	1.25%	1.26%[4]
Ratio of net investment income to average net assets	3.57%[3]		1.89%	3.24%	1.93%	2.63%	3.83%
Portfolio turnover rate	15%[2]		4%	6%	12%	8%	20%

[1]	Calculation does not reflect sales load.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

58	SPIRIT OF AMERICA

SPIRIT OF AMERICA INCOME AND OPPORTUNITY FUND

CLASS C
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout the period presented.

	For the Six Months Ended June 30, 2019		For the Year Ended December 31		For the Period Ended December 31,
	(Unaudited)		2018	2017	2016*
Net Asset Value, Beginning of Period	$9.10		$9.85	$9.48	$9.14

From Investment Operations:
Net investment income	0.15		0.12	0.24	0.18
Net realized and unrealized gain (loss) on investments	0.69		(0.55)	0.47	0.44
Total from investment operations	0.84		(0.43)	0.71	0.62

Less Distributions:
Distributions from net investment income	(0.26)		(0.13)	(0.27)	(0.12)
Distributions from return of capital	—		(0.19)	(0.07)	(0.16)
Total distributions	(0.26)		(0.32)	(0.34)	(0.28)

Net Asset Value, End of Period	$9.68		$9.10	$9.85	$9.48
Total Return[1]	9.26%[2]		(4.43)%	7.61%	6.59%[2]

Ratios and Supplemental Data:
Net assets, end of period (000)	$381		$394	$285	$194
Ratio of expenses to average net assets:
Before expense waiver or recoupment	2.18	%[3],4	2.08%[5]	1.90%	1.97%[3]
After expense waiver or recoupment	2.01	%[3],4	2.02%[5]	2.00%	2.00%[3]
Ratio of net investment income to average net assets	2.85%[3]		1.14%	2.50%	0.65%[3]
Portfolio turnover rate	15%[2]		4%	6%	12%[2]

*	For the period March 15, 2016 (commencement of operations) to December 31, 2016.
[1]	Calculation does not reflect CDSC.
[2]	Not annualized.
[3]	Annualized.
[4]	Includes interest expense of 0.01%.
[5]	Includes interest expense of 0.02%.

See accompanying notes which are an integral part of these financial statements.

59

NOTES TO FINANCIAL STATEMENTS | June 30, 2019 (Unaudited)

Note 1 – Organization

Spirit of America Investment Fund, Inc. (the “Company”), is an open-end diversified mutual fund registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was incorporated under the laws of Maryland on May 15, 1997. The Company offers 6 separate series, or mutual funds, each with its own investment objective and strategy. This report includes the following funds (individually, a “Fund”, or collectively, the “Funds”):

Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”) commenced operations on January 9, 1998. The Real Estate Fund seeks current income and growth of capital by investing in equity real estate investment trusts (“REITs”) and the equity securities of real estate industry companies.

Spirit of America Large Cap Value Fund (the “Value Fund”) commenced operations on August 1, 2002. The Value Fund seeks capital appreciation with a secondary objective of current income by investing in equity securities in the large cap value segment of the U.S. equity market.

Spirit of American Municipal Tax Free Bond Fund (the “Municipal Fund”) commenced operations on February 29, 2008. The Municipal Fund seeks high current income that is exempt from federal income tax, investing at least 80% of its assets in municipal bonds.

Spirit of America Income Fund (the “Income Fund”) commenced operations on December 31, 2008. The Income Fund seeks high current income, investing at least 80% of its assets in a portfolio of taxable municipal bonds, income producing convertible securities, preferred stocks, high yield U.S. corporate bonds (frequently called “junk” bonds), and collateralized mortgage obligations (“CMOs”).

Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) commenced operations on July 8, 2013. The Opportunity Fund seeks to achieve its investment objective of providing shareholders with current income and the potential for capital appreciation by investing a substantial percentage of its total assets in a portfolio of common and preferred stocks, fixed income securities of any grade, as well non-rated fixed income securities, both short-term and long- term, including zero-coupon securities, taxable and tax-free municipal bonds, income producing convertible securities, corporate bonds, including high-yield U.S. corporate bonds, floating rate bonds and step coupon bonds, municipal lease agreements, certificates of participation and collateralized mortgage obligations (“CMOs”), U.S. government agency securities, including securities issued by the Federal National Mortgage Association (“FNMA”), the Federal Home Loan Mortgage Corporation (“FHLMC”), and the Government National Mortgage Association (“GNMA”), equity real estate investment companies (“REITs”), which are subject to federal income tax, and Master Limited Partnerships (“MLPs”).

Each Fund currently offers Class A Shares and Class C Shares. Each class of shares for each Fund has identical rights and privileges except with respect to distribution (12b-1) and service fees, voting rights on matters affecting a single class of shares, exchange privileges of each class of shares and sales charges. The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges. Class A shares have a maximum sales charge on purchases of 5.25% for Real Estate Fund and Value Fund, and 4.75% for Municipal Fund, Income Fund and Opportunity Fund, as a percentage of the original purchase price. A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase.

Note 2 – Significant Accounting Policies

Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”) for investment companies.

A. Security Valuation: The offering price and NAV per share for the Funds are calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m., Eastern Time on each day the NYSE is open for trading. Each Fund’s securities are valued at the official close or the last reported sales price on the principal exchange

60	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

on which the security trades, or if no sales price is reported, the mean of the latest bid and ask prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and ask prices. Unlisted securities traded in the over-the-counter market are valued using an evaluated quote provided by the independent pricing service, or, if an evaluated quote is unavailable, such securities are valued using prices received from dealers, provided that if the dealer supplies both bid and ask prices, the price to be used is the mean of the bid and ask prices. The independent pricing service derives an evaluated quote by obtaining dealer quotes, analyzing the listed markets, reviewing trade execution data and employing sensitivity analysis. Evaluated quotes may also reflect appropriate factors such as individual characteristics of the issue, communications with broker-dealers, and other market data. Fund securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the supervision of the Board of Directors (the “Board”).

B. Fair Value Measurements: Various inputs are used in determining the fair value of investments which are as follows:

● Level 1 –

Unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date.

● Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

● Level 3 –

Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments).

The summary of inputs used to value each Fund’s net assets as of June 30, 2019 is as follows:

	Value Inputs
Real Estate Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$86,020,618	$—	$—	$86,020,618
Preferred Stocks*	2,691,716	—	—	2,691,716
Municipal Bonds	—	191,311	—	191,311
Money Market Funds	63,282	—	—	63,282
Total	$88,775,616	$191,311	$—	$88,966,927

Value Fund
Assets:
Common Stocks*	$98,369,122	$—	$—	$98,369,122
Preferred Stocks*	2,353,927	—	—	2,353,927
Money Market Funds	9,429	—	—	9,429
Total	$100,732,478	$—	$—	$100,732,478

Municipal Fund
Assets:
Municipal Bonds	$—	$67,710,374	$—	$67,710,374
Money Market Funds	390,778	—	—	390,778
Total	$390,778	$67,710,374	$—	$68,101,152

61

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

	Value Inputs
Income Fund	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks*	$12,856,464	$—	$—	$12,856,464
Preferred Stocks*	16,443,205	—	—	16,443,205
Collateralized Mortgage Obligations	—	175,754	—	175,754
Corporate Bonds	—	12,831,791	401,368	13,233,159
Municipal Bonds	—	88,100,423	—	88,100,423
Money Market Funds	104,955	—	—	104,955
Total	$29,404,624	$101,107,968	$401,368	$130,913,960

Opportunity Fund
Assets:
Common Stocks*	$7,196,815	$—	$—	$7,196,815
Preferred Stocks*	2,730,943	—	—	2,730,943
Corporate Bonds	—	324,505	—	324,505
Municipal Bonds	—	12,153,086	—	12,153,086
U.S. Government & Agency Obligations	—	383,947	—	383,947
Money Market Funds	735,246	—	—	735,246
Total	$10,663,004	$12,861,538	$—	$23,524,542

*	Refer to Schedule of Investments for sector/industry classification.

In the absence of a listed price quote, or a supplied price quote which is deemed to be unrepresentative of the actual market price, the Adviser shall use any or all of the following criteria to value Level 3 securities:

●	Last sales price
●	Price given by pricing service
●	Last quoted bid & asked price
●	Third party bid & asked price
●	Indicated opening range

The significant unobservable inputs that may be used in the fair value measurement of the Fund’s investments in common stock, corporate bonds and convertible corporate bonds for which market quotations are not readily available include: broker quotes, discounts from the most recent trade or “stale price” and estimates from trustees (in bankruptcies) on disbursements. A change in the assumption used for each of the inputs listed above may indicate a directionally similar change in the fair value of the investment.

The following provides quantitative information about the Income Fund’s significant Level 3 fair value measurements as of June 30, 2019:

Quantitative Information about Significant Level 3 Fair Value Measurements
Asset Category	Fair Value At June 30, 2019	Valuation Techniques	Unobservable Input(s)	Range
Corporate Bonds	$401,368	Comparable Security Analysis	Discount for Lack of Marketability	1%-20%

62	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for the Income Fund:

	Balance as of December 31, 2018	Amortization/ Accretion	Change in unrealized appreciation (depreciation)	Balance as of June 30, 2019
Corporate Bonds	$351,597	$235	$49,536	$401,368

C. Investment Income and Securities Transactions: Security transactions are accounted for on the date the securities are purchased or sold (trade date) for financial reporting purposes. Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income and distributions to shareholders are reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. Federal Income Taxes: The Funds intend to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

E. Use of Estimates: In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders: The Funds intend to distribute substantially all of its net investment income and capital gains to shareholders each year. The Real Estate Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.85 per share. The Value Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $1.40 per share. The Opportunity Fund intends to pay two semi-annual income dividends and other distributions on June 30 and December 31 in the annual minimum amount of $.60 per share. For the Income Fund and Municipal Fund, income distributions will typically be declared daily and paid monthly. Capital gains, if any, for all the Funds, will be distributed annually in December, but may be distributed more frequently if deemed advisable by the Board. All such distributions are taxable to the shareholders whether received in cash or reinvested in shares.

The Value Fund and the Real Estate Fund have made certain investments in REITs which pay distributions to their shareholders based upon available funds from operations. Each REIT reports annually the tax character of its distributions. It is quite common for these distributions to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such distributions being designated as a return of capital or long-term capital gain. The Funds intend to include the gross distributions from such REITs in its distributions to its shareholders; accordingly, a portion of the distributions paid to the Funds and subsequently distributed to shareholders may be re-characterized based on the prior calendar year’s actual reported return of capital. The final determination of the amount of each Fund’s return of capital distribution for the period will be made after the end of each calendar year.

G. Allocation of Income, Expenses, Gains and Losses. Expenses incurred by the Company that do not relate to a specific fund of the Company are allocated to the individual funds by or under the direction of the Board in such a manner as the Board determine to be fair and equitable. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

Note 3 – Derivative Transactions

Written Options Contracts – The Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

63

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

The Funds’ use of derivatives for the period ended June 30, 2019, was limited to written options.

Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. The month-end average notional amount for the period ended June 30, 2019 was $941 and $2,258 for Real Estate Fund and Value Fund, respectively. Following is a summary of how these derivatives are treated in the financial statements and their impact on the Funds. There were no derivatives outstanding as of June 30, 2019.

Statements of Operations
Location of Gain (Loss) on Derivatives Recognized	Amount of Realized Gain (Loss)	Amount of Unrealized Gain (Loss)
Real Estate Fund
Net realized gain from written option transactions	$1,989
Net change in unrealized appreciation of written option contracts		$(2,119)
Value Fund
Net realized gain from written option transactions	$4,167
Net change in unrealized appreciation of written option contracts		$(1,499)

Note 4 – Purchases and Sales of Securities

Purchases and proceeds from the sales of securities for the period ended June 30, 2019, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Real Estate Fund	$1,370,100	$7,372,316
Value Fund	2,171,593	5,847,602
Municipal Fund	—	7,418,167
Income Fund	1,771,362	16,435,957
Opportunity Fund	3,620,183	7,946,788

Note 5 – Investment Management Fee and Other Transactions with Affiliates

Spirit of America Management Corp. (the “Adviser”) has been retained to act as the Company’s investment adviser pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser was incorporated in 1997 and is a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, under the terms of the Advisory Agreement with respect to each Fund, manages the Funds’ investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on each Fund’s average daily net assets as follows:

Fund	Fee Rate	Advisory Fees Earned
Real Estate Fund	0.97%	$427,092
Value Fund	0.97%	469,002
Municipal Fund	0.60%	209,623
Income Fund	0.60%	398,756
Opportunity Fund	0.65%	79,456

64	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses for the following funds (based on average daily net assets) through June 1, 2020 so that the total operating expenses will not exceed the amounts presented in the table below. The waiver does not include, front end or contingent deferred loads, taxes, interest, dividend expenses, brokerage commissions or expenses incurred in connection with any merger, reorganization, or extraordinary expenses such as litigation. Additionally, for the period ended June 30, 2019, the Adviser waived advisory fees, as indicated:

Fund	Class A	Class C	Fees Recouped (Waived)
Municipal Fund	0.90%	1.75%	$(77,024)
Income Fund	1.10%	1.85%	(25,737)
Opportunity Fund	1.25%	2.00%	(20,971)

Any amounts waived or reimbursed by the Adviser are subject to repayment by a Fund within a period of three years after such waivers or expenses were incurred, provided the Fund is able to make such repayments and remain in compliance with the expense limitation as stated above.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable through	Municipal Fund	Income Fund	Opportunity Fund
December 31, 2019	$77,239	$42,695	$15,780
December 31, 2020	118,752	110,905	58,708
December 31, 2021	158,909	34,533	25,613
June 30, 2022	77,024	25,737	20,971

The Funds’ Class A and Class C Shares have adopted a plan of distribution pursuant to Rule 12b-1 (the “Plan”). The Plan permits each Fund’s Class A and Class C Shares to pay David Lerner Associates, Inc. (the “Distributor”) an annual fee, accrued daily and paid monthly based on each Class of each Fund’s average daily net assets for the Distributor’s services and expenses in distributing shares of each Fund and providing personal services and/or maintaining shareholder accounts. For the period ended June 30, 2019, the annual fee rate and the fees paid to the Distributor under the Plan were as follows:

	Class A		Class C
Fund	Annual Rate	Fees Paid	Annual Rate	Fees Paid
Real Estate Fund	0.30%	$131,884	1.00%	$693
Value Fund	0.30%	144,916	1.00%	457
Municipal Fund	0.15%	52,277	1.00%	859
Income Fund	0.25%	165,758	1.00%	1,560
Opportunity Fund	0.25%	30,071	1.00%	1,955

Each Fund’s Class A Shares are subject to an initial sales charge imposed at the time of purchase, in accordance with the Fund’s current prospectus. A CDSC of 1.00% may be imposed on redemptions of $1 million or more of Class A shares that were purchased within one year of the redemption date where an indirect commission was paid. CDSC on Class C Shares applies to shares sold within 13 months of purchase. For the period ended June 30, 2019, sales charges received by the Distributor from each of the Funds were as follows:

Fund	Front-End Sales Charges Received by Distributor	CDSC Fees Received by Distributor
Real Estate Fund	$137,144	$344
Value Fund	277,524	—
Municipal Fund	146,170	—
Income Fund	226,124	—
Opportunity Fund	32,298	604

65

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

Certain Officers and Directors of the Company are “affiliated persons”, as that term is defined in the 1940 Act, of the Adviser or the Distributor. Each Director of the Company, who is not an affiliated person of the Adviser or Distributor, receives a quarterly retainer of $7,580, $1,500 for each Board meeting attended and $500 for each committee meeting attended plus reimbursement for certain travel and other out-of-pocket expenses incurred in connection with attending Board meetings. The Company does not compensate the Officers for the services they provide. There are no Directors’ fees paid to Interested Directors of the Company. For the period ended June 30, 2019, the Funds were allocated $5,462 of the Chief Compliance Officer’s salary.

Note 6 – Concentration and Other Risks

The performance of the Municipal Fund, Income Fund and Opportunity Fund could be adversely affected by interest rate risk, which is the possibility that overall bond prices will decline because of rising interest rates. Interest rate risk is expected to be high for the Funds because they invest mainly in long-term bonds, whose prices are much more sensitive to interest fluctuations than are the prices of short-term bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk, which is the possibility that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. This risk may be greater to the extent that the Funds may invest in junk bonds.

The Municipal Fund, Income Fund and Opportunity Fund may be affected by credit risk of lower grade securities, which is the possibility that taxable fixed income or municipal securities rated below investment grade, or unrated of similar quality, (frequently called “junk bonds”), may be subject to greater price fluctuations and risks of loss of income and principal than investment-grade taxable fixed income or municipal securities. Securities that are (or that have fallen) below investment-grade have a greater risk that the issuers may not meet their debt obligations. These types of securities are generally considered speculative in relation to the issuer’s ongoing ability to make principal and interest payments. During periods of rising interest rates or economic downturn, the trading market for these securities may not be active and may reduce the Fund’s ability to sell these securities at an acceptable price. If the issuer of securities is in default in payment of interest or principal, the Fund may lose its entire investment in those securities.

The Real Estate Fund invests primarily in real estate related securities. A fund that concentrates its investments among fewer sectors is subject to greater risk of loss than a fund that has more sector diversification. Investments in real estate and real estate-related equity securities involve risks different from, and in certain cases greater than, the risks presented by equity securities generally. The main risks are those presented by direct ownership of real estate or real estate industry securities, including possible declines in the value of real estate, environmental problems and changes in interest rates. To the extent that assets underlying the Fund’s investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to these risks to a greater extent. The stocks purchased by the Fund may not appreciate in value as the Adviser anticipates. In addition, if the Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, its ability to retain its tax status as a regulated investment company may be adversely affected.

The Value Fund may, at times, concentrate its investments in a particular sector, such as information technology, if the Adviser believes stocks in that particular sector are performing more favorably. If the Fund invests a significant portion of its total assets in certain sectors, its investment portfolio will be more susceptible to the financial, economic, business, and political developments that affect those sectors.

Other risks to the Funds may include income risk, liquidity risk, prepayment risk on collateralized mortgage obligations, municipal project specific risk, municipal lease obligation risk, zero coupon securities risk, market risk, manager risk, taxability risk, state-specific risk and exchange traded funds risk.

Note 7 – Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such

66	SPIRIT OF AMERICA

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Board. At June 30, 2019, the Income Fund held illiquid restricted securities representing 2% of net assets, as listed below:

Issuer Description Corporate Bonds	Acquisition Date	Principal Amount	Cost	Value
Exelon Generation Co. LLC, 5.60%, 06/15/42	7/12/2012	$400,000	$420,294	$401,368
MetLife Capital Trust X, 9.25%, 04/08/38	6/4/2013	$1,500,000	$2,107,825	$2,102,393

Note 8 – Federal Income Taxes

The adjusted cost basis of investment and gross unrealized appreciation and depreciation of investments for federal income tax purposes for each of the Funds as of June 30, 2019, were as follows:

Fund	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)(a)	Cost Basis of Investments
Real Estate Fund	$32,130,291	$(2,276,364)	$29,853,927	$59,113,000
Value Fund	43,658,010	(1,969,517)	41,688,493	59,043,985
Municipal Fund	2,954,364	(11,322)	2,943,042	65,158,110
Income Fund	16,384,060	(2,432,155)	13,951,905	116,962,055
Opportunity Fund	3,275,276	(213,317)	3,061,959	20,462,583

(a)	The difference between book-basis and tax-basis net unrealized appreciation/(depreciation) is primarily due to wash sales, tax treatment of Trust Preferred securities and partnership investments.

The tax character of distributions paid by each of the Funds for the year ended December 31, 2018, was as follows:

Fund	Ordinary Income	Tax Exempt Income	Net Long-Term Capital Gains	Return of Capital	Total Distributions
Real Estate Fund	$1,473,093	$—	$5,276,814	$—	$6,749,907
Value Fund	701,358	—	3,619,284	2,204,931	6,525,573
Municipal Fund	44,393	2,658,219	—	—	2,702,612
Income Fund	6,955,985	—	—	803,453	7,759,438
Opportunity Fund	695,408	—	—	889,495	1,584,903

At December 31, 2018, the components of accumulated distributable earnings for each Fund on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Losses)
Real Estate Fund	$—	$1,352,605	$—	$18,818,741	$20,171,346
Value Fund	14,091	1,964	(78,749)	29,419,265	29,356,571
Municipal Fund	2	—	(8,026,598)	1,551,906	(6,474,690)
Income Fund	—	—	(1,359,438)	6,359,708	5,000,270
Opportunity Fund	—	—	(1,932,381)	1,360,656	(571,725)

67

NOTES TO FINANCIAL STATEMENTS (CONT.) | June 30, 2019 (Unaudited)

At December 31, 2018, for federal income tax purposes and the treatment of distributions payable, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-Term	Long-Term	Total
Municipal Fund	$2,770,180	$5,256,418	$8,026,598
Income Fund	637,928	—	637,928
Opportunity Fund	1,833,735	—	1,833,735

Certain capital and qualified late year losses incurred after October 31 and within the current taxable year are deemed to arise on the first business day of the Funds’ following taxable year. For the tax year ended December 31, 2018, the following Fund’s deferred post October capital and late year ordinary losses as follows:

Fund	Post-October Capital Losses	Qualified Late Year Ordinary Losses
Value Fund	$57,946	$20,803
Income Fund	—	532,150
Opportunity Fund	—	71,501

Management of the Funds have reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then). Management believes there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Note 9 – Line of Credit

The Company participates in a short-term credit agreement (“Line of Credit) with The Huntington National Bank, the custodian of the Funds’ investments expiring on May 22, 2020. Borrowings under this agreement bear interest at London Interbank Offered Rate (“LIBOR”) plus 1.500%. Maximum borrowings for the Company is the lesser of $3,000,000 or 10% of the Funds’ daily market value. During the six months ended June 30, 2019, the Fund’s borrowing activity was as follows:

	Real Estate Income and Growth Fund	Large Cap Value Fund	Municipal Tax Free Bond Fund	Income Fund	Income & Opportunity Fund
Total bank line of credit as of June 30, 2019	$3,000,000	$3,000,000	$3,000,000	$3,000,000	$3,000,000
Average borrowings during period	$76,775	$86,218	$98,969	$221,952	$59,118
Number of days outstanding*	45	34	50	15	17
Average interest rate during period	3.985%	3.980%	3.995%	3.993%	3.995%
Highest balance drawn during period	$249,377	$240,433	$899,059	$699,409	$130,322
Highest balance interest rate	4.006%	4.006%	4.006%	4.006%	0.000%
Interest expense incurred	$2,125	$1,275	$14,876	$7,014	$1,142
Interest rate at June 30, 2019	3.902%	3.902%	3.902%	3.902%	3.902%

*	Number of days outstanding represents the total days during the period ended June 30, 2019 that each Fund utilized the line of credit.

Note 10 – Subsequent Events

Management of the Fund has evaluated the need for disclosures resulting from subsequent events through the date these financial statements were issued. Management has determined that there were no items requiring additional disclosure.

68	SPIRIT OF AMERICA

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

FOR THE SIX MONTH PERIOD JANUARY 1, 2019 TO JUNE 30, 2019

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from the Fund’s gross income, directly reduce the investment return of the Fund.

Each Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the six month period, January 1, 2019 to June 30, 2019.

Actual Fund Return: This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, the third column shows the period’s annualized expense ratio, and the last column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund at the beginning of the period. You may use the information here, together with your account value, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical 5% Return: This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), or redemption fees.

69

DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONT.)

FOR THE SIX MONTH PERIOD JANUARY 1, 2019 TO JUNE 30, 2019

		Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period[1]
Spirit of America Real Estate Income and Growth Fund
Class A	Actual	$ 1,000.00	$ 1,192.90	1.55%	$ 8.43
	Hypothetical[2]	$ 1,000.00	$ 1,017.11	1.55%	$ 7.75
Class C	Actual	$ 1,000.00	$ 1,187.40	2.25%	$ 12.20
	Hypothetical[2]	$ 1,000.00	$ 1,013.64	2.25%	$ 11.23
Spirit of America Large Cap Value Fund
Class A	Actual	$ 1,000.00	$ 1,175.40	1.53%	$ 8.25
	Hypothetical[2]	$ 1,000.00	$ 1,017.21	1.53%	$ 7.65
Class C	Actual	$ 1,000.00	$ 1,170.90	2.23%	$ 12.00
	Hypothetical[2]	$ 1,000.00	$ 1,013.74	2.23%	$ 11.13
Spirit of America Municipal Tax Free Bond Fund
Class A	Actual	$ 1,000.00	$ 1,034.80	0.94%	$ 4.74
	Hypothetical[2]	$ 1,000.00	$ 1,020.13	0.94%	$ 4.71
Class C	Actual	$ 1,000.00	$ 1,031.60	1.79%	$ 9.02
	Hypothetical[2]	$ 1,000.00	$ 1,015.92	1.79%	$ 8.95
Spirit of America Income Fund
Class A	Actual	$ 1,000.00	$ 1,083.00	1.11%	$ 5.73
	Hypothetical[2]	$ 1,000.00	$ 1,019.29	1.11%	$ 5.56
Class C	Actual	$ 1,000.00	$ 1,078.90	1.86%	$ 9.59
	Hypothetical[2]	$ 1,000.00	$ 1,015.57	1.86%	$ 9.30
Spirit of America Income and Opportunity Fund
Class A	Actual	$ 1,000.00	$ 1,096.50	1.26%	$ 6.55
	Hypothetical[2]	$ 1,000.00	$ 1,018.55	1.26%	$ 6.31
Class C	Actual	$ 1,000.00	$ 1,092.60	2.01%	$ 10.43
	Hypothetical[2]	$ 1,000.00	$ 1,014.83	2.01%	$ 10.04

[1]

Expenses are equal to each Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement/recoupment of expenses by the Funds’ Adviser for the period beginning January 1, 2019 to June 30, 2019. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

[2]	Assumes a 5% annual return before expenses.

70	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

The Investment Company Act of 1940, as amended (the “1940 Act”) requires that the continuance of a registered management investment company’s investment advisory agreement be approved annually by both the board of directors and also by a majority of its directors who are not parties to the investment advisory agreement or “interested persons” (as defined by the 1940 Act) of any such party (the “Independent Directors”). At a meeting held on May 15, 2019, the Board of Directors (the “Board” or “Directors”) of Spirit of America Investment Fund, Inc. (the “Company”) met in person (the “Meeting”) to, among other things, consider the approval of the Investment Advisory Agreement (the “Advisory Agreement”) by and between Spirit of America Management Corp. (the “Adviser”) and the Company, on behalf of Spirit of America Municipal Tax Free Bond Fund (the “Municipal Fund”), Spirit of America Income Fund (the “Income Fund”), Spirit of America Real Estate Income and Growth Fund (the “Real Estate Fund”), Spirit of America Large Cap Value Fund (the “Value Fund”), and Spirit of America Income & Opportunity Fund (the “Opportunity Fund”) (each a “Fund”; collectively, the “Funds”). At the Meeting, the Board, including the Independent Directors voting separately, approved the Advisory Agreement after determining that the Adviser’s compensation, pursuant to the terms of the Advisory Agreement, would be fair and would not be unreasonable, and concluded that the approval of the Advisory Agreement would be in the best interest of the Funds’ shareholders. The Board’s approval was based on consideration and evaluation of the information and materials provided to the Board and a variety of specific factors discussed at the Meeting and at prior meetings of the Board, including the factors described below.

As part of the approval process and oversight of the advisory relationship, counsel to the Independent Directors (“Independent Counsel”) sent a questionnaire to the Adviser seeking certain relevant information, and the Directors received for their review in advance of the Meeting, the Adviser’s responses. In addition, the Directors were provided with the opportunity to request additional information and materials. In advance of the Meeting, the Board including the Independent Directors, requested and received materials provided by the Adviser and Independent Counsel, including, among other things, the following: (i) Independent Counsel’s 15(c) questionnaire and the responses provided by the Adviser; (ii) comparative information on the investment performance of the Funds, relevant indices and Morningstar category peer funds as of December 31, 2018 in the form of reports generated by the Funds’ administrator; (iii) graphs of fee comparisons for the minimum fee, maximum fee, average fee and median fee in the form of reports generated by the Funds’ administrator; (iv) graphs of performance comparisons for the minimum performing fund, maximum performing fund, average performing fund and median performing fund for various time periods in the form of reports generated by the Funds’ administrator; (v) the allocation of the Funds’ brokerage commissions, (vi) the record of compliance with the Funds’ investment policies and restrictions and with the Funds’ Code of Ethics as well as the structure and responsibilities of the Adviser’s compliance departments; (vii) the profitability of the Funds’ investment advisory business to the Adviser taking into account both advisory fees and any other potential direct or indirect benefits; (viii) the Form ADV of the Adviser; and (ix) a memorandum from Independent Counsel regarding the responsibilities of the Independent Directors related to the approval of the Advisory Agreement.

In evaluating the Advisory Agreement, the Board, including the Independent Directors, requested, reviewed and considered materials furnished by the Adviser and questioned personnel of the Adviser, including the Funds’ portfolio managers, with respect to, among other things, personnel, each Fund’s performance, operations and the financial condition of the Adviser. Among other information, the Board, including the Independent Directors, requested and was provided information regarding:

●	The investment performance of each Fund over various time periods both by itself and in relation to relevant indices;

●	The fees charged by the Adviser for investment advisory services, as well as the compensation received by the Adviser and its affiliates;

●	The waivers of fees and reimbursements of expenses at times by the Adviser under the Operating Expenses Agreement;

●	The investment performance, fees and total expenses of mutual funds with similar objectives and strategies managed by other investment advisers;

●

The investment management staffing and the experience of the Adviser, as well as the Adviser’s administrative and other personnel providing services to the Funds and the historical quality of the services provided by the Adviser; and

●	The profitability to the Adviser of managing and to its affiliate of distributing the Funds, and the methodology in allocating expenses to the management of the Funds.

71

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

At the Meeting, Independent Counsel also referred to the “Gartenberg Memorandum” which had been distributed to each Director in advance of the Meeting, outlining the legal standards applicable to the Independent Directors under the 1940 Act with respect to the approval of the continuation of the Advisory Agreement on behalf of each of the Funds. He explained that the Board must consider (1) the nature, extent and quality of services to be provided by the Adviser to the Funds; (2) the investment performance of each Fund independently; (3) the costs of the services provided and profits realized by the Adviser and its affiliates from the relationship with each Fund; (4) the extent to which economies of scale have been realized as each Fund grows; (5) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors; and (6) any other relevant considerations that the Board deems appropriate.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the continuation of the Advisory Agreement.

1. Nature, Extent, and Quality of Services.

The Board, including the Independent Directors, considered the nature, quality and extent of advisory, administrative and shareholder services provided by the Adviser, which included the following: regulatory filings and disclosure to the Funds’ shareholders, general oversight of the Funds’ service providers, coordination of Fund marketing initiatives, review of Fund legal issues and other services. The Board, including the Independent Directors, noted the ever-increasing responsibilities of the Adviser in response to an increasingly regulated industry. The Board, including the Independent Directors, concluded that the services provided to the Funds are extensive in nature, that the Adviser delivered a high level of service to each Fund and that the Adviser is positioned to continue providing such quality of service in the future.

2. Investment Performance of the Funds and the Adviser.

The Board, including the Independent Directors, reviewed the Funds’ short-term and long-term investment performance over various periods of time as compared to both relevant indices and the performance of such Funds’ peer groups, and concluded that each Fund was delivering reasonable performance results, in particular over the long-term, and that each Funds’ results were consistent with the investment strategies followed by each Fund.

3. Costs of Services and Profits Realized by the Adviser.

a. The Board, including the Independent Directors, considered the information provided by the Funds’ administrator, including the comparative graphs, regarding each Fund’s management fee and overall expense ratio relative to industry averages for each Fund’s peer group category and the advisory fees charged by the Adviser to other accounts. The Municipal Fund had a gross management fee of 0.60% as compared to the median in its peer group of 0.43%; and the performance for the 1-year period was 0.96% as compared to the median of its peer group of 0.70%. The Income Fund had a gross management fee of 0.60% as compared to the median in its peer group of 0.60% and as compared to the average in its peer group of 0.59%. The performance for the Income Fund’s 1-year period was -0.87% as compared to the median of its peer group of -4.22%. The Real Estate Fund had a gross management fee of 0.97% as compared to the median in its peer group of 0.80%; and the performance for the 1-year period was -6.85% as compared to the median of its peer group of -6.60%. The Value Fund had a gross management fee of 0.97% as compared to the median in its peer group of 0.75%; and the performance for the 1-year period was -7.87% as compared to the median of its peer group of -6.32%. The Opportunity Fund had a gross management fee of 0.65% as compared to the median in its peer group of 0.56%; and the performance for the 1-year period was -3.70% as compared to the median of its peer group of -4.74%. The Board viewed favorably the current and historic willingness of the Adviser to limit the overall expense ratios of each Fund. Acknowledging that the fees paid by some Funds were higher than certain of the comparable funds and higher than the medians in some Fund’s peer groups, the Board nevertheless noted that the fees were still close enough to the medians in each case and that several peer funds had higher fees. The Board noted that, although higher than the fees of certain other funds in their respective groups, the fees were not unreasonable.

b. Profitability and Costs of Services to the Adviser. The Board, including the Independent Directors, considered estimates of the Adviser’s profitability and costs attributable to the Funds. The Board noted that increased fixed costs, and in particular legal and audit fees in response to increasing regulations, have had a greater impact on small fund families, such as the Funds, than on larger fund complexes. Therefore, the Board acknowledged that the overall expenses of the Funds may compare unfavorably to the overall expenses of some funds identified as peers. The Board also considered whether the amount of the Adviser’s profit is a fair profit for the management of the Funds and noted that the Adviser has devoted a large amount of

72	SPIRIT OF AMERICA

APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT (UNAUDITED) (CONT.)

its resources to the Funds over the years. The Adviser’s management noted that the fund-by-fund expense analysis does not reflect all of the overhead costs paid by its affiliate, David Lerner & Associates, which may be attributed to the Adviser. The Board, including the Independent Directors, then determined that the Adviser’s profitability was at a fair and acceptable level, especially given the quality of the services being provided to the Funds, and that it bore a reasonable relationship to the services rendered.

4. Extent of Economies of Scale as the Funds Grow.

The Board, including the Independent Directors, considered whether there had been economies of scale regarding the management of the Funds and whether the Funds would appropriately benefit from any economies of scale. Because of the relatively small size of each Fund, the Board did not believe that significant (if any) economies of scale had been achieved at this time.

5. Whether Fee Levels Reflect Economies of Scale.

The Board, including the Independent Directors, considered the fact that the Adviser does not currently offer breakpoints in its fees that would otherwise allow investors to benefit directly from economies of scale in the form of lower fees as Fund assets grow. The Board, however, noted the enhancements in personnel and services provided to the Funds by the Adviser, without any fee increase. The Board confirmed that it would continue to review the concept of breakpoints in subsequent years as the Funds’ assets grow.

6. Other Relevant Considerations.

a. Personnel and Methods. The Board, including the Independent Directors, reviewed the Adviser’s Form ADV and questioned the Adviser regarding the size, experience and education of the Adviser’s staff, its fundamental research capabilities, and its approach to recruiting, training and retaining portfolio managers and other research and management personnel, and concluded that these factors enable the Adviser to provide a high level of service to the Funds. Additionally, the Board considered the history, reputation, qualifications and background of the Adviser along with the qualifications of the Adviser’s personnel.

b. The Board, including the Independent Directors, then reviewed the character and amount of other direct and incidental benefits received by the Adviser and its affiliates from their association with the Funds, including the benefits received by the affiliated distributor. The Board determined that potential “fall-out” benefits that the Adviser and its affiliates might receive, such as greater name recognition or increased ability to obtain research services (although the Board observed that the Adviser currently did not use soft dollars for research services), appeared to be reasonable, and might in certain instances benefit the Funds.

Conclusions. The Board, including the Independent Directors, considered the aforementioned factors and other factors collectively in light of the Funds’ surrounding circumstances and did not identify any factor as all-important or all-controlling. Each Independent Director gave the weight to each factor that he deemed appropriate in his own judgment. The Independent Directors considered the renewal of the Advisory Agreement on a Fund-by-Fund basis and determined that the renewal of the Advisory Agreement was in the best interests of the shareholders of each Fund. The Independent Directors also determined that the fees charged to each Fund for the services provided were not unreasonable. Therefore, the Board, including the Independent Directors, determined that continuation of the Advisory Agreement was in the best interests of each Fund and its shareholders.

73

Proxy Voting Information

The Company’s Statement of Additional Information (“SAI”) containing a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Company’s proxy voting record relating to portfolio securities held during the 12-month period ended December 31 are available (i) without charge, upon request, by calling (516) 390-5565; and (ii) on the SEC’s website at http://www.sec.gov.

Information on Form N-Q

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year within sixty days after the end of the period. The Company’s portfolio holdings are available on the SEC’s website at http://www.sec.gov.

Investment Adviser

Spirit of America Management Corp.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Distributor

David Lerner Associates, Inc.

477 Jericho Turnpike

P.O. Box 9006

Syosset, NY 11791-9006

Shareholder Services

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian

The Huntington National Bank

41 S. High Street

Columbus, OH 43215

Independent Registered
Public Accounting Firm

Tait Weller & Baker LLP

Two Liberty Place

50 South 16th Street, Suite 2900

Philadelphia, PA 19102-2529

Counsel

Blank Rome LLP

1271 Avenue of the Americas

New York, NY 10020

For additional information about the Funds, call (800) 452-4892 or (610) 382-7819.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, risks, policies, expenses, and other information.

©Copyright 2019 Spirit of America

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principle Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

NOT APPLICABLE

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Spirit of America Investment Fund, Inc.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/3/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David Lerner
David Lerner, Principal Executive Officer

Date	9/3/2019

By (Signature and Title	/s/ Alan P. Chodosh
Alan P. Chodosh, Principal Financial Officer

Date	9/3/2019